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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 29	/X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 513	/X/
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Address of Depositor's Principal Offices)
(860) 547-4390
(Depositor's Telephone Number, Including Area Code)
LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective (check appropriate box)

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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HARTFORD LEADERS OUTLOOK*
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 04/01/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series I/IR of Hartford Leaders Outlook, Hartford Leaders Elite Outlook, Hartford Leaders Solution Outlook, Huntington Hartford Leaders Outlook, Classic Hartford Leaders Outlook, and Nations Outlook Variable Annuity.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with inforce annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, Hartford HLS Funds, MFS Investments Management, The Prudential Series Fund, BlackRock, Huntington Funds and Columbia Funds.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2015 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub- Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Until August 31, 2015, our overnight mailing address is: The Hartford - Annuity Service Operations, 745 West New Circle Road, Building 200, 1st Floor, Lexington, KY 40511 ("Lexington Address"). Effective September 1, 2015, our overnight mail address will be 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address"). Therefore, any mail received at the Lexington Address after August 31, 2015, will not be processed and will be returned. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non- Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Fixed Accumulation Feature: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
The Hartford’s Principal First: An option that was available at an additional charge where, if elected, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.

Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	6%
Second Year	5%
Third Year	4%
Fourth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.50%
Administrative Fees	0.20%
Total Separate Account Annual Expenses	1.70%
Optional Charges (as a percentage of average daily Sub-Account Value)
The Hartford’s Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all Optional Charges	2.80%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses

Hartford Leaders Outlook, Hartford Leaders Solution Outlook, Huntington Hartford Leaders Outlook and Classic Hartford Leaders Outlook	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.43%	1.36%

Hartford Leaders Elite Outlook	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.43%	1.64%

Nations Outlook Variable Annuity	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.68%	1.29%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Leaders, solution, huntington
Hartford Leaders Outlook Series I/IR Hartford Leaders Solution Outlook I/IR Huntington Hartford Leaders Outlook I/IR and Classic Hartford Leaders Outlook I/IR

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,004
3 years	$1,743
5 years	$2,301
10 years	$4,649

(2)	If you annuitize at the end of the applicable time period:

1 year	$350
3 years	$1,267
5 years	$2,192
10 years	$4,539

(3)	If you do not Surrender your Contract:

1 year	$456
3 years	$1,375
5 years	$2,301
10 years	$4,649
Hartford Leaders Elite Outlook Series I/IR

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,031
3 years	$1,822
5 years	$2,432
10 years	$4,882

(2)	If you annuitize at the end of the applicable time period:

1 year	$378
3 years	$1,350
5 years	$2,325
10 years	$4,774

(3)	If you do not Surrender your Contract:

1 year	$485
3 years	$1,457
5 years	$2,432
10 years	$4,882
Nations Outlook Variable Annuity Series I/IR

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$997
3 years	$1,724
5 years	$2,268
10 years	$4,590

(2)	If you annuitize at the end of the applicable time period:

1 year	$342
3 years	$1,246
5 years	$2,159
10 years	$4,480

(3)	If you do not Surrender your Contract:

1 year	$449
3 years	$1,354
5 years	$2,268
10 years	$4,590

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount.
✓	Premium Payments or earnings that have been in your Contract for more than four years.
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy.
✓	Most payments we make to you as part of your Annuity Payout.
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Optional Death Benefit Charge — If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

•
Earnings Protection Benefit Charge — If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

✓	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

✓	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

•	The Contract Value of your Contract, or

•	Your Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

✓	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

✓	The Contract Value of your Contract;

✓	Your Maximum Anniversary Value; or

✓	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. Once you elect the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The General Account
The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

The Funds
At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes.Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to instructions received from you, and

•	vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2014, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2014, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important information you should know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (the “1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

If you signed the application for your Contract on or after September 10, 2002, or if your Contract was issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion. As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.
If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Massachusetts, Premium Payments are accepted until the later of the Annuitant’s age 67 or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only. For Contracts issued in Alabama, Premium Payments may only be made during the first six Contract Years.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund held in the Sub- Account at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
AWA — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.
The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes

The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
The Hartford’s Principal First Charge
We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount. The Hartford’s Principal First is closed to new sales.
Optional Death Benefit Charge
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford’s Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
If you elected The Hartford’s Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford’s Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford’s Principal First are treated as partial Surrenders and are deducted from your Contract Value. If you elect The Hartford’s Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will re-calculate the Benefit Amount. If you establish The Hartford’s Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re- calculate your Benefit Amount and your Benefit Payment may be lower in the future. We re-calculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to re-calculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to re-calculate your Benefit Payment. We re-calculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford’s Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford’s Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this Benefit.
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have The Hartford’s Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford’s Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elect The Hartford’s Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford’s Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
Optional Death Benefit — You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the date the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
Hartford would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the Appendix Tax section entitled, “Federal Tax Considerations,” under the sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non- forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your registered representative or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

1.	When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday. If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5.	Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:
Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your third Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer three dollar cost averaging programs:

•	DCA Plus

•	Fixed Amount DCA

•	Earnings/Interest DCA
DCA Plus — Effective October 4, 2013, the DCA Plus program is no longer available and we are no longer accepting initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts, HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc.,Thurston, Springer, Miller, Herd & Titak, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $21.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $38,000 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293

Telephone:	1-800-862-6668 (Contract Owners)
1-800-862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Independent Public Accountants
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

APP TAX-3

assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

APP TAX-4

the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

APP TAX-5

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

APP TAX-6

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

APP TAX-7

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

APP TAX-8

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

APP TAX-9

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

APP TAX-10

SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

APP TAX-11

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

APP TAX-12

determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.

APP TAX-13

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of

APP TAX-14

such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Hartford Leaders Outlook Series I/IR, Classic Hartford Leaders Series I/IR	App I - 2
2.	Hartford Leaders Elite Outlook Series I/IR	App I - 6
3.	Hartford Leaders Solution Outlook Series I/IR	App I - 8
4.	Huntington Hartford Leaders Outlook Series I/IR	App I - 11
5.	Nations Outlook Variable Annuity Series I/IR	App I - 14

APP I-2

1.	Hartford Leaders Outlook Series I/IR and Classic Hartford Leaders Outlook Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I(2)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1(3)	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2(4)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2(5)†	Seeks high total return	Franklin Templeton Institutional, LLC

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Income VIP Fund - Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2(7)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2(8)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2(9)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2(10)	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2(11)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2(12)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1(13)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1(14)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2(15)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2(16)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA(17)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class(18)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

APP I-4

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.

Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Global Real Estate Securities Fund - Class 2

6	Formerly Franklin Income Securities Fund - Class 2

7	Formerly Franklin Large Cap Growth Securities Fund - Class 2

8	Formerly Mutual Global Discovery Securities Fund - Class 2

9	Formerly Mutual Shares Securities Fund - Class 2

10	Formerly Franklin Rising Dividends Securities Fund - Class 2

11	Formerly Franklin Small Cap Value Securities Fund - Class 2

12	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

13	Formerly Franklin Strategic Income Securities Fund - Class 1

14	Formerly Templeton Developing Markets Securities Fund - Class 1

15	Formerly Templeton Foreign Securities Fund - Class 2

16	Formerly Templeton Growth Securities Fund - Class 2

17	Formerly Hartford Money Market HLS Fund - Class IA

18	Formerly MFS® Research Bond Series - Initial Class

APP I-5

2.	Hartford Leaders Elite Outlook Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I(2)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1(3)	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2(4)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2(5)†	Seeks high total return	Franklin Templeton Institutional, LLC

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Income VIP Fund - Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2(7)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2(8)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2(9)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2(10)	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2(11)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2(12)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1(13)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1(14)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2(15)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2(16)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA(17)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class(18)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC Sub-advised by Jennison Associates LLC

APP I-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC Sub-advised by Jennison Associates LLC

______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.

Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Global Real Estate Securities Fund - Class 2

6	Formerly Franklin Income Securities Fund - Class 2

7	Formerly Franklin Large Cap Growth Securities Fund - Class 2

8	Formerly Mutual Global Discovery Securities Fund - Class 2

9	Formerly Mutual Shares Securities Fund - Class 2

10	Formerly Franklin Rising Dividends Securities Fund - Class 2

11	Formerly Franklin Small Cap Value Securities Fund - Class 2

12	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

13	Formerly Franklin Strategic Income Securities Fund - Class 1

14	Formerly Templeton Developing Markets Securities Fund - Class 1

15	Formerly Templeton Foreign Securities Fund - Class 2

16	Formerly Templeton Growth Securities Fund - Class 2

17	Formerly Hartford Money Market HLS Fund - Class IA

18	Formerly MFS® Research Bond Series - Initial Class

APP I-8

3.	Hartford Leaders Solution Outlook Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I(2)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1(3)	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.
BlackRock Global Opportunities V.I. Fund - Class I	Seeks long-term growth of capital	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
Franklin Templeton Variable Insurance Products Trust

APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Flex Cap Growth VIP Fund - Class 2(4)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2(5)†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2(7)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2(8)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2(9)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2(10)	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2(11)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2(12)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1(13)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1(14)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2(15)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2(16)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA(17)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class(18)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

______________

APP I-10

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.

Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Global Real Estate Securities Fund - Class 2

6	Formerly Franklin Income Securities Fund - Class 2

7	Formerly Franklin Large Cap Growth Securities Fund - Class 2

8	Formerly Mutual Global Discovery Securities Fund - Class 2

9	Formerly Mutual Shares Securities Fund - Class 2

10	Formerly Franklin Rising Dividends Securities Fund - Class 2

11	Formerly Franklin Small Cap Value Securities Fund - Class 2

12	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

13	Formerly Franklin Strategic Income Securities Fund - Class 1

14	Formerly Templeton Developing Markets Securities Fund - Class 1

15	Formerly Templeton Foreign Securities Fund - Class 2

16	Formerly Templeton Growth Securities Fund - Class 2

17	Formerly Hartford Money Market HLS Fund - Class IA

18	Formerly MFS® Research Bond Series - Initial Class

APP I-11

4.	Huntington Hartford Leaders Outlook Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I(2)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1(3)	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2(4)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2(5)†	Seeks high total return	Franklin Templeton Institutional, LLC

APP I-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Income VIP Fund - Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2(7)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2(8)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2(9)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2(10)	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2(11)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2(12)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1(13)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1(14)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2(15)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2(16)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA(17)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Huntington Funds
Huntington VA Dividend Capture Fund	Seeks total return with dividend income as an important component of that return	Huntington Asset Advisors, Inc.
Huntington VA Situs Fund	Seeks long-term capital appreciation	Huntington Asset Advisors, Inc.
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class(18)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

APP I-13

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.

Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Global Real Estate Securities Fund - Class 2

6	Formerly Franklin Income Securities Fund - Class 2

7	Formerly Franklin Large Cap Growth Securities Fund - Class 2

8	Formerly Mutual Global Discovery Securities Fund - Class 2

9	Formerly Mutual Shares Securities Fund - Class 2

10	Formerly Franklin Rising Dividends Securities Fund - Class 2

11	Formerly Franklin Small Cap Value Securities Fund - Class 2

12	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

13	Formerly Franklin Strategic Income Securities Fund - Class 1

14	Formerly Templeton Developing Markets Securities Fund - Class 1

15	Formerly Templeton Foreign Securities Fund - Class 2

16	Formerly Templeton Growth Securities Fund - Class 2

17	Formerly Hartford Money Market HLS Fund - Class IA

18	Formerly MFS® Research Bond Series - Initial Class

APP I-14

5.	Nations Outlook Variable Annuity Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I(1)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. High Yield - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series II **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Company Growth Fund - Class 1(2)	Long-term capital appreciation	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Asset Allocation Fund - Class 1(3)	Seeks total return consisting of current income and long-term capital appreciation	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - International Opportunities Fund - Class 2(4)	Long-term growth of capital with current income as a secondary consideration	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Marisco 21st Century Fund - Class 1(5)	Seeks long-term growth of capital	Columbia Management Investment Advisers, LLC Sub-advised by Marsico Capital Management, LLC
Columbia Variable Portfolio - Marsico Focused Equities Fund - Class 1(6)	Seeks long-term growth of capital	Columbia Management Investment Advisers, LLC Sub-advised by Marsico Capital Management, LLC
Columbia Variable Portfolio - Marsico Growth Fund - Class 1(7)	Seeks long-term growth of capital	Columbia Management Investment Advisers, LLC Sub-advised by Marsico Capital Management, LLC
Columbia Funds Variable Insurance Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1(8)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Class 1	Seeks to provide shareholders with a high total return through current income and capital appreciation	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund - Class 1(9)	Seeks to provide shareholders with growth of capital	Columbia Management Investment Advisers, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-15

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB(10)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.

Notes

1	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series I

2	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I

3	Formerly Invesco Van Kampen V.I. Value Opportunities Fund - Series I

4	Formerly Franklin Flex Cap Growth Securities Fund - Class 2

5	Formerly Franklin Global Real Estate Securities Fund - Class 2

6	Formerly Franklin Income Securities Fund - Class 2

7	Formerly Franklin Large Cap Growth Securities Fund - Class 2

8	Formerly Mutual Global Discovery Securities Fund - Class 2

9	Formerly Mutual Shares Securities Fund - Class 2

10	Formerly Franklin Rising Dividends Securities Fund - Class 2

11	Formerly Franklin Small Cap Value Securities Fund - Class 2

12	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2

13	Formerly Franklin Strategic Income Securities Fund - Class 1

14	Formerly Templeton Developing Markets Securities Fund - Class 1

15	Formerly Templeton Foreign Securities Fund - Class 2

16	Formerly Templeton Growth Securities Fund - Class 2

17	Formerly Hartford Money Market HLS Fund - Class IA

18	Formerly MFS® Research Bond Series - Initial Class

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

APP II-2

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

APP III-2

Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
Hartford Life Insurance Company

APP IV-2

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	1,214	1,490	2,146	2,584	3,158	3,797	4,344	4,917	4,853	4,437
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	3	3	—	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	8,427	9,426	13,086	15,827	19,867	22,219	25,515	28,692	32,115	30,389
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	1,866	2,399	2,160	2,536	3,247	3,467	3,440	3,471	2,849	2,472
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	457	536	755	967	1,131	1,193	1,032	300	14	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-3

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	706	870	1,333	1,758	2,202	2,372	2,477	2,033	657	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	486	573	823	968	1,158	1,568	1,461	1,640	1,283	983
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	342	423	448	557	801	935	936	1,128	878	791
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	3,880	5,007	7,005	8,902	11,826	13,714	14,724	15,115	13,065	10,794
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—	—	—	—

APP IV-4

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	2,556	3,284	4,680	5,874	7,413	8,699	9,818	9,920	9,055	7,412
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	—	—	—	—	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	1,001	1,243	1,497	1,819	2,259	2,607	2,972	3,116	2,588	1,626
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	257	306	393	507	699	716	754	755	551	329
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Number of Accumulation Units outstanding at end of period (in thousands)	118	148	198	231	309	341	323	284	174	47
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-5

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516	$19.286
Accumulation Unit Value at end of period	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	6	7	8	12	19	25
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Number of Accumulation Units outstanding at end of period (in thousands)	3,034	3,644	5,168	6,377	8,173	9,604	10,448	11,435	8,315	5,994
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	263	291	390	508	692	812	901	996	826	540
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	525	673	900	1,084	1,349	1,477	1,570	1,673	1,008	376
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

APP IV-6

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	1,610	2,040	2,716	3,354	4,424	5,344	6,010	6,775	5,344	4,161
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	1,336	1,678	2,107	2,505	2,989	3,241	3,550	3,700	2,461	1,392
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	136	155	127	155	178	123	99	8	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	718	888	1,030	1,290	1,653	2,014	2,069	2,126	1,907	1,828
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—

APP IV-7

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	858	1,041	1,468	1,617	2,028	2,191	2,029	1,979	1,532	1,211
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	9,089	12,718	24,333	33,496	34,177	46,249	74,042	40,328	11,347	6,830
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	207	301	187	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.741	$10.083	$9.118	$10.707	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.489	$13.741	$10.083	$9.118	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	321	414	542	648	818	957	999	1,159	1,208	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-8

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	14,326	16,290	23,717	25,297	31,810	35,898	46,447	35,318	22,144	14,085
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	19	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	3,141	3,649	4,072	5,107	5,865	6,600	7,402	5,913	4,739	1,145
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	2,484	2,910	3,942	4,985	6,201	7,387	8,366	9,718	9,619	9,568
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	25	9	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.009	$9.764	$9.996	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.666	$13.009	$9.764	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-9

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	445	204	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.838	$9.965	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.568	$9.838	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	176	218	275	395	425	470	474	329	154	83
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	1,375	2,047	2,796	3,331	4,421	6,168	6,589	7,750	8,599	9,322
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	48	53	57	78	120	143	157	178	205	248
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.656	$16.545	$14.639	$15.210	$13.344	$10.362	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.424	$21.656	$16.545	$14.639	$15.210	$13.344	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-10

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	43	53	65	94	89	53	93	69	75	57
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	482	629	282	298	377	359	344	300	255	213
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	526	628	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.422	$10.126	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.419	$10.422	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	86	115	158	206	222	291	337	372	414	546
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.160	$16.701	$14.683	$15.013	$13.727	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.932	$21.160	$16.701	$14.683	$15.013	$13.727	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-11

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Number of Accumulation Units outstanding at end of period (in thousands)	640	812	1,177	1,512	1,888	2,162	2,289	2,182	1,599	946
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	273	362	433	517	666	764	783	734	787	835
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	354	455	650	814	977	1,240	1,404	1,504	1,206	797
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,236	1,677	780	773	921	914	719	475	156	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	—	—	—	—	—	—	—	—

APP IV-12

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	146	153	197	234	255	280	313	173	57	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.801	$14.525	$12.800	$14.771	$13.708	$10.773	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.213	$16.801	$14.525	$12.800	$14.771	$13.708	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	46	55	54	83	120	120	49	52	32	13
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	1,371	1,702	2,482	3,066	3,786	4,324	4,731	5,143	4,234	3,332
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	366	471	584	658	800	870	927	776	474	189
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	—	—	—	—	—	—	—	—

APP IV-13

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	131	165	241	296	376	414	404	436	304	265
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	721	870	1,051	1,310	1,625	1,877	2,174	2,381	2,146	1,580
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	1,121	1,364	1,931	2,394	3,127	3,809	4,386	5,011	3,865	2,848
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-14

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268	$1.064
Accumulation Unit Value at end of period	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929	$0.828
Accumulation Unit Value at end of period	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	17	18	19	21	19	22	23	24
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995	$0.874
Accumulation Unit Value at end of period	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172	$1.026
Accumulation Unit Value at end of period	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	5	5	5
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-15

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156	$10.745
Accumulation Unit Value at end of period	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501	$10.573
Accumulation Unit Value at end of period	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	12
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-16

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Huntington VA Dividend Capture Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391	$14.696	$15.924	$13.893	$13.641
Accumulation Unit Value at end of period	$21.316	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391	$14.696	$15.924	$13.893
Number of Accumulation Units outstanding at end of period (in thousands)	34	65	59	61	68	70	73	80	38	17
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.961	$17.112	$15.787	$15.163	$13.545	$11.134	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.382	$19.961	$17.112	$15.787	$15.163	$13.545	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Huntington VA International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.707	$1.412	$1.260	$1.449	$1.350	$1.029	$1.760	$1.573	$1.273	$1.107
Accumulation Unit Value at end of period	$1.566	$1.707	$1.412	$1.260	$1.449	$1.350	$1.029	$1.760	$1.573	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	217	379	433	489	539	566	595	443	39	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.745	$14.011	$12.635	$14.691	$13.838	$10.662	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.194	$16.745	$14.011	$12.635	$14.691	$13.838	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Huntington VA Situs Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464	$1.337	$1.297	$1.126
Accumulation Unit Value at end of period	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464	$1.337	$1.297
Number of Accumulation Units outstanding at end of period (in thousands)	739	817	940	1,086	1,170	1,230	1,280	1,133	351	49
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.461	$19.848	$16.645	$17.275	$13.707	$10.602	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.247	$25.461	$19.848	$16.645	$17.275	$13.707	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-17

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio - Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.423	$1.225	$1.103	$1.131	$1.014	$0.832	$1.181	$1.100	$1.049	$—
Accumulation Unit Value at end of period	$1.540	$1.423	$1.225	$1.103	$1.131	$1.014	$0.832	$1.181	$1.100	$—
Number of Accumulation Units outstanding at end of period (in thousands)	695	912	1,023	1,194	909	1,301	1,440	1,873	2,136	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.706	$14.539	$13.228	$13.720	$12.439	$10.316	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.877	$16.706	$14.539	$13.228	$13.720	$12.439	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.060	$9.673	$8.623	$9.979	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.052	$12.060	$9.673	$8.623	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	114	127	142	182	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.712	$9.497	$8.559	$9.978	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.536	$11.712	$9.497	$8.559	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	—	—	—	—	—	—
Columbia Variable Portfolio - Income Opportunities
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.177	$10.166	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.408	$10.177	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	166	227	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.090	$10.154	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.206	$10.090	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio - Marisco 21st Century Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.159	$1.542	$1.408	$1.626	$1.409	$1.128	$2.033	$1.733	$1.472	$1.388
Accumulation Unit Value at end of period	$2.315	$2.159	$1.542	$1.408	$1.626	$1.409	$1.128	$2.033	$1.733	$1.472
Number of Accumulation Units outstanding at end of period (in thousands)	222	241	374	429	516	563	837	1,003	1,097	1,185
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.771	$13.553	$12.513	$14.612	$12.798	$10.358	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.907	$18.771	$13.553	$12.513	$14.612	$12.798	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-18

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio - Marsico Focused Equities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.708	$1.258	$1.142	$1.193	$1.022	$0.808	$1.400	$1.254	$1.178	$1.086
Accumulation Unit Value at end of period	$1.889	$1.708	$1.258	$1.142	$1.193	$1.022	$0.808	$1.400	$1.254	$1.178
Number of Accumulation Units outstanding at end of period (in thousands)	586	1,078	1,349	1,609	2,307	2,691	3,506	4,705	5,307	6,447
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.397	$15.188	$13.941	$14.721	$12.752	$10.192	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.304	$20.397	$15.188	$13.941	$14.721	$12.752	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—	—	—	—
Columbia Variable Portfolio - Marsico Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.668	$1.251	$1.134	$1.184	$0.991	$0.796	$1.337	$1.158	$1.110	$1.051
Accumulation Unit Value at end of period	$1.795	$1.668	$1.251	$1.134	$1.184	$0.991	$0.796	$1.337	$1.158	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	534	663	894	1,070	1,347	1,682	2,277	3,113	3,808	4,256
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.072	$15.217	$13.943	$14.728	$12.461	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.357	$20.072	$15.217	$13.943	$14.728	$12.461	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio - Marsico International Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.832	$1.548	$1.339	$1.625	$1.453	$1.071	$2.115	$1.798	$1.484	$1.263
Accumulation Unit Value at end of period	$1.710	$1.832	$1.548	$1.339	$1.625	$1.453	$1.071	$2.115	$1.798	$1.484
Number of Accumulation Units outstanding at end of period (in thousands)	541	798	927	1,075	1,681	1,891	2,422	2,912	3,479	4,136
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.651	$15.076	$13.182	$16.174	$14.625	$10.903	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.289	$17.651	$15.076	$13.182	$16.174	$14.625	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.065	$10.151	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.741	$12.065	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	106	132	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.962	$10.139	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.494	$11.962	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-19

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio - Small Company Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.736	$1.257	$1.141	$1.229	$0.974	$0.788	$1.355	$1.215	$1.284	$—
Accumulation Unit Value at end of period	$1.627	$1.736	$1.257	$1.141	$1.229	$0.974	$0.788	$1.355	$1.215	$—
Number of Accumulation Units outstanding at end of period (in thousands)	462	543	637	760	1,340	1,613	2,073	2,502	3,092	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.940	$16.062	$14.747	$16.057	$12.863	$10.527	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.345	$21.940	$16.062	$14.747	$16.057	$12.863	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.395	$1.174	$1.068	$1.070	$0.973	$0.761	$1.135	$1.086	$1.000	$0.951
Accumulation Unit Value at end of period	$1.502	$1.395	$1.174	$1.068	$1.070	$0.973	$0.761	$1.135	$1.086	$1.000
Number of Accumulation Units outstanding at end of period (in thousands)	1,758	1,985	2,561	3,121	3,559	4,175	5,037	6,474	7,615	9,268
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.955	$15.275	$14.058	$14.229	$13.082	$10.352	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.120	$17.955	$15.275	$14.058	$14.229	$13.082	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.015	$1.478	$1.273	$1.465	$1.283	$0.898	$1.683	$1.469	$1.284	$1.133
Accumulation Unit Value at end of period	$2.121	$2.015	$1.478	$1.273	$1.465	$1.283	$0.898	$1.683	$1.469	$1.284
Number of Accumulation Units outstanding at end of period (in thousands)	1,860	2,300	2,862	3,388	4,344	5,229	6,303	8,106	9,697	12,057
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.168	$16.434	$14.317	$16.661	$14.743	$10.435	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.072	$22.168	$16.434	$14.317	$16.661	$14.743	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.830	$1.414	$1.270	$1.278	$1.151	$0.941	$1.420	$1.338	$1.133	$1.091
Accumulation Unit Value at end of period	$2.027	$1.830	$1.414	$1.270	$1.278	$1.151	$0.941	$1.420	$1.338	$1.133
Number of Accumulation Units outstanding at end of period (in thousands)	1,380	2,128	2,691	3,278	4,072	4,753	6,099	7,504	8,549	9,780
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.014	$14.860	$13.487	$13.724	$12.497	$10.334	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.834	$19.014	$14.860	$13.487	$13.724	$12.497	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-20

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Global Growth HLS Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.648	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.785	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.624	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.700	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.947	$14.231	$11.439	$12.800	$11.101	$10.078	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.203	$18.947	$14.231	$11.439	$12.800	$11.101	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.064	$13.718	$11.148	$12.613	$11.060	$10.067	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.993	$18.064	$13.718	$11.148	$12.613	$11.060	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.775	$1.489	$1.263	$1.497	$1.333	$1.019	$1.799	$1.439	$1.179	$1.049
Accumulation Unit Value at end of period	$1.673	$1.775	$1.489	$1.263	$1.497	$1.333	$1.019	$1.799	$1.439	$1.179
Number of Accumulation Units outstanding at end of period (in thousands)	190	273	405	477	487	513	752	992	903	946
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.630	$14.949	$12.823	$15.367	$13.838	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.433	$17.630	$14.949	$12.823	$15.367	$13.838	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.795	$13.471	$10.993	$12.259	$10.265	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.879	$17.795	$13.471	$10.993	$12.259	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	1	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$13.102	$10.811	$12.189	$10.253	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.963	$17.119	$13.102	$10.811	$12.189	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-21

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.205	$1.558	$1.374	$1.450	$1.191	$0.939	$1.612	$1.439	$1.282	$1.080
Accumulation Unit Value at end of period	$2.317	$2.205	$1.558	$1.374	$1.450	$1.191	$0.939	$1.612	$1.439	$1.282
Number of Accumulation Units outstanding at end of period (in thousands)	172	187	277	337	448	525	644	968	1,069	1,325
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.228	$16.591	$14.792	$15.785	$13.108	$10.449	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.134	$23.228	$16.591	$14.792	$15.785	$13.108	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907	$10.576	$—	$—	$—
Accumulation Unit Value at end of period	$16.208	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	2	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.922	$19.446	$17.302	$18.040	$14.779	$10.303	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.467	$25.922	$19.446	$17.302	$18.040	$14.779	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.302	$1.004	$0.895	$0.922	$0.819	$0.590	$1.058	$1.019	$0.906	$0.843
Accumulation Unit Value at end of period	$1.421	$1.302	$1.004	$0.895	$0.922	$0.819	$0.590	$1.058	$1.019	$0.906
Number of Accumulation Units outstanding at end of period (in thousands)	818	1,024	1,209	1,480	1,899	2,266	2,944	3,784	4,652	5,283
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.551	$16.799	$15.142	$15.784	$14.174	$10.325	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.268	$21.551	$16.799	$15.142	$15.784	$14.174	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.488	$1.539	$1.460	$1.391	$1.319	$1.170	$1.291	$1.258	$1.224	$1.218
Accumulation Unit Value at end of period	$1.547	$1.488	$1.539	$1.460	$1.391	$1.319	$1.170	$1.291	$1.258	$1.224
Number of Accumulation Units outstanding at end of period (in thousands)	3,474	4,149	4,534	5,051	5,316	5,886	7,830	9,670	11,196	12,700
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.344	$12.908	$12.375	$11.925	$11.435	$10.250	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.685	$12.344	$12.908	$12.375	$11.925	$11.435	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	—	—	—	—	—	—

APP IV-22

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.962	$0.979	$0.996	$1.013	$1.030	$1.047	$1.046	$1.016	$0.990	$0.981
Accumulation Unit Value at end of period	$0.944	$0.962	$0.979	$0.996	$1.013	$1.030	$1.047	$1.046	$1.016	$0.990
Number of Accumulation Units outstanding at end of period (in thousands)	884	1,025	1,353	1,649	2,384	3,260	5,132	4,106	5,612	6,182
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.668	$8.923	$9.177	$9.437	$9.705	$9.975	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.420	$8.668	$8.923	$9.177	$9.437	$9.705	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$10.597	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	207	301	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.741	$10.083	$10.467	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.489	$13.741	$10.083	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.264	$0.994	$0.888	$0.904	$0.839	$0.665	$0.969	$0.911	$0.843	$—
Accumulation Unit Value at end of period	$1.344	$1.264	$0.994	$0.888	$0.904	$0.839	$0.665	$0.969	$0.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	274	342	383	253	286	357	515	736	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.937	$1.841	$1.598	$1.610	$1.442	$0.960	$1.314	$1.320	$1.213	$1.201
Accumulation Unit Value at end of period	$1.937	$1.937	$1.841	$1.598	$1.610	$1.442	$0.960	$1.314	$1.320	$1.213
Number of Accumulation Units outstanding at end of period (in thousands)	27	72	122	177	141	151	156	217	249	288
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.160	$19.375	$17.005	$17.321	$15.684	$10.556	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.942	$20.160	$19.375	$17.005	$17.321	$15.684	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-23

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.838	$9.965	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.568	$9.838	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

(a) Inception date June 23, 2014.
Hartford Life and Annuity Insurance Company

APP IV-24

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748	16,418
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	13	8	6	6	12	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470	127,132
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	10	6	8	3	—	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090	9,884
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	16	11	6	—	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	9	11	4	3	—	—	—	—

APP IV-25

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	—	—	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455	5,723
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	2	4	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357	3,050
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	1	3	3	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801	41,182
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	20	17	13	15	9	—	—	—	—

APP IV-26

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282	30,950
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	32	23	24	22	13	—	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259	8,328
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	8	11	11	2	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530	1,542
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Number of Accumulation Units outstanding at end of period (in thousands)	334	409	947	1,285	1,384	1,458	1,393	1,352	746	239
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-27

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516	$19.286
Accumulation Unit Value at end of period	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516
Number of Accumulation Units outstanding at end of period (in thousands)	37	40	50	51	57	74	98	123	163	224
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Number of Accumulation Units outstanding at end of period (in thousands)	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983	12,895
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	9	4	2	1	—	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681	1,776
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646	1,754
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	10	—	—	—	—	—	—	—

APP IV-28

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947	11,562
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	15	15	15	7	—	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977	4,409
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	4	—	4	1	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	718	913	846	1,224	1,334	830	769	15	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285	5,544
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	3	5	7	2	—	—	—	—

APP IV-29

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698	4,184
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	23	23	20	18	1	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457	32,249
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	521	896	485	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.741	$10.083	$9.118	$10.707	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.489	$13.741	$10.083	$9.118	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	2	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—

APP IV-30

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282	59,642
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	7	5	11	7	1	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925	3,337
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	1	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309	28,216
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	5	6	6	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	112	101	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.009	$9.764	$9.996	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.666	$13.009	$9.764	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-31

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,673	1,902	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.838	$9.965	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.568	$9.838	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Number of Accumulation Units outstanding at end of period (in thousands)	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629	224
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	1	—	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947	26,828
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	7	8	1	—	—	—	—
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	249	314	361	418	476	556	727	966
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.656	$16.545	$14.639	$15.210	$13.344	$10.362	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.424	$21.656	$16.545	$14.639	$15.210	$13.344	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—

APP IV-32

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	245	305	208	253	284	326	367	378	321	199
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916	951
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	2	2	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,700	2,263	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.422	$10.126	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.419	$10.422	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	11	—	—	—	—	—	—	—	—
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	391	467	860	839	939	1,250	1,373	1,654	1,833	1,961
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.160	$16.701	$14.683	$15.013	$13.727	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.932	$21.160	$16.701	$14.683	$15.013	$13.727	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-33

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654	4,443
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782	3,117
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	—	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496	3,107
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725	99
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	2	2	—	—	—	—	—	—

APP IV-34

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	295	327	903	1,181	1,228	1,382	1,468	802	288	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.801	$14.525	$12.800	$14.771	$13.708	$10.773	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.213	$16.801	$14.525	$12.800	$14.771	$13.708	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	154	174	331	297	247	301	238	180	79	17
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381	12,403
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	18	13	13	18	6	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544	726
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	—	—	—	—	—	—

APP IV-35

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331	890
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550	5,638
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	1	1	2	2	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310	6,490
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	6	3	3	1	—	—	—	—

APP IV-36

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268	$1.064
Accumulation Unit Value at end of period	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268
Number of Accumulation Units outstanding at end of period (in thousands)	173	176	178	188	217	235	275	280	278	268
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929	$0.828
Accumulation Unit Value at end of period	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	23	29	40	49	93
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995	$0.874
Accumulation Unit Value at end of period	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	7	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172	$1.026
Accumulation Unit Value at end of period	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	181	181	181	183	198	183
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP IV-37

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156	$10.745
Accumulation Unit Value at end of period	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	2	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501	$10.573
Accumulation Unit Value at end of period	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	3	6	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

To obtain a Statement of Additional Information, please complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code

Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford Leaders Outlook Series I/IR
Hartford Leaders Elite Outlook Series I/IR
Hartford Leaders Solution Outlook Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015

2

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2014: $31,239,444; 2013: $52,162,456; and 2012: $53,516,439.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963	$11.149
Accumulation Unit Value at end of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Number of Accumulation Units outstanding at end of period (in thousands)	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748	16,418
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360	$11.869	$11.078
Accumulation Unit Value at end of period	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360	$11.869
Number of Accumulation Units outstanding at end of period (in thousands)	2,046	2,843	4,076	5,287	6,590	7,702	8,537	9,486	9,300	8,375
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846	$11.062
Accumulation Unit Value at end of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Number of Accumulation Units outstanding at end of period (in thousands)	1,365	1,675	2,060	2,599	3,194	3,674	3,917	3,375	2,867	2,574
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753	$10.992
Accumulation Unit Value at end of period	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753
Number of Accumulation Units outstanding at end of period (in thousands)	1,815	2,394	3,212	4,062	5,039	6,484	8,333	13,201	16,838	20,810
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753	$10.992
Accumulation Unit Value at end of period	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753
Number of Accumulation Units outstanding at end of period (in thousands)	1,815	2,394	3,212	4,062	5,039	6,484	8,333	13,201	16,838	20,810
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404	$10.681
Accumulation Unit Value at end of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Number of Accumulation Units outstanding at end of period (in thousands)	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164	12,020
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404	$10.681
Accumulation Unit Value at end of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Number of Accumulation Units outstanding at end of period (in thousands)	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164	12,020
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086	$11.673	$10.939
Accumulation Unit Value at end of period	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391	$9.396	$13.634	$13.086	$11.673
Number of Accumulation Units outstanding at end of period (in thousands)	197	300	359	458	606	681	717	927	881	893
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$13.225	$12.707	$11.346	$10.643
Accumulation Unit Value at end of period	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027	$9.106	$13.225	$12.707	$11.346

5

Number of Accumulation Units outstanding at end of period (in thousands)	224	309	410	515	615	779	920	1,196	1,401	1,365
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523	$13.000	$11.613	$10.899
Accumulation Unit Value at end of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523	$13.000	$11.613
Number of Accumulation Units outstanding at end of period (in thousands)	1,441	1,417	1,108	1,129	973	620	399	451	521	618
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523	$13.000	$11.613	$10.899
Accumulation Unit Value at end of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$13.523	$13.000	$11.613
Number of Accumulation Units outstanding at end of period (in thousands)	1,441	1,417	1,108	1,129	973	620	399	451	521	618
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.678	$13.818	$12.187	$12.330	$11.231	$9.283	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,845	2,807	1,930	1,786	1,489	902	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.512	$13.694	$12.090	$12.244	$11.164	$9.237	$13.443	$12.942	$11.578	$10.883
Accumulation Unit Value at end of period	$16.964	$16.512	$13.694	$12.090	$12.244	$11.164	$9.237	$13.443	$12.942	$11.578
Number of Accumulation Units outstanding at end of period (in thousands)	68	82	82	80	82	76	63	64	38	9
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.324	$15.205	$13.431	$13.608	$12.414	$10.276	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.817	$18.324	$15.205	$13.431	$13.608	$12.414	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	87	94	83	40	15	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.174	$13.410	$13.594	$12.407	$10.276	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.760	$18.278	$15.174	$13.410	$13.594	$12.407	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	77	22	66	5	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.139	$15.081	$13.348	$13.551	$12.387	$10.274	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.589	$18.139	$15.081	$13.348	$13.551	$12.387	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	13	8	6	6	12	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038	$0.984
Accumulation Unit Value at end of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470	127,132
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188	$1.031	$0.979
Accumulation Unit Value at end of period	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188	$1.031
Number of Accumulation Units outstanding at end of period (in thousands)	17,603	22,825	33,847	41,919	52,636	60,281	65,332	71,928	73,628	66,704

6

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028	$0.977
Accumulation Unit Value at end of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Number of Accumulation Units outstanding at end of period (in thousands)	9,680	13,044	19,239	23,784	30,291	35,091	39,160	31,746	26,879	26,200
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021	$0.972
Accumulation Unit Value at end of period	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	16,104	18,217	24,117	30,413	39,813	54,099	68,400	106,629	151,145	217,155
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021	$0.972
Accumulation Unit Value at end of period	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	16,104	18,217	24,117	30,413	39,813	54,099	68,400	106,629	151,145	217,155
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017	$0.969
Accumulation Unit Value at end of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Number of Accumulation Units outstanding at end of period (in thousands)	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437	95,376
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017	$0.969
Accumulation Unit Value at end of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Number of Accumulation Units outstanding at end of period (in thousands)	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437	95,376
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165	$1.014	$0.967
Accumulation Unit Value at end of period	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902	$0.721	$1.162	$1.165	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	1,913	2,306	2,925	3,552	4,476	4,903	6,113	8,066	9,019	10,628
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156	$1.160	$1.011	$0.966
Accumulation Unit Value at end of period	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896	$0.717	$1.156	$1.160	$1.011
Number of Accumulation Units outstanding at end of period (in thousands)	3,124	3,530	4,966	5,377	6,511	7,985	9,092	11,883	13,067	13,974
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009	$0.964
Accumulation Unit Value at end of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	12,866	10,847	9,762	11,444	9,258	6,866	5,017	5,804	6,977	7,333
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009	$0.964
Accumulation Unit Value at end of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$1.152	$1.157	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	12,866	10,847	9,762	11,444	9,258	6,866	5,017	5,804	6,977	7,333
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.360	$1.048	$0.943	$0.975	$0.890	$0.713	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19,003	17,846	15,079	13,230	10,233	4,755	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.347	$1.039	$0.936	$0.968	$0.884	$0.709	$1.145	$1.152	$1.006	$0.963

7

Accumulation Unit Value at end of period	$1.514	$1.347	$1.039	$0.936	$0.968	$0.884	$0.709	$1.145	$1.152	$1.006
Number of Accumulation Units outstanding at end of period (in thousands)	851	993	724	891	1,182	1,204	1,152	1,057	748	188
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.625	$15.144	$13.648	$14.135	$12.915	$10.358	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.059	$19.625	$15.144	$13.648	$14.135	$12.915	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	41	47	57	35	18	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.575	$15.113	$13.627	$14.121	$12.908	$10.358	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.992	$19.575	$15.113	$13.627	$14.121	$12.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	31	17	21	14	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.426	$15.021	$13.564	$14.076	$12.887	$10.356	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.791	$19.426	$15.021	$13.564	$14.076	$12.887	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	10	6	8	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617	$12.633
Accumulation Unit Value at end of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Number of Accumulation Units outstanding at end of period (in thousands)	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090	9,884
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147	$12.518	$12.553
Accumulation Unit Value at end of period	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147	$12.518
Number of Accumulation Units outstanding at end of period (in thousands)	1,547	2,160	3,524	4,230	5,302	5,956	5,729	5,949	5,418	4,944
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494	$12.534
Accumulation Unit Value at end of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,125	1,618	1,926	2,610	3,027	2,747	2,423	1,932	1,794
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396	$12.455
Accumulation Unit Value at end of period	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396
Number of Accumulation Units outstanding at end of period (in thousands)	1,553	1,920	2,454	2,948	3,864	4,829	5,455	9,003	10,454	12,481
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396	$12.455
Accumulation Unit Value at end of period	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396
Number of Accumulation Units outstanding at end of period (in thousands)	1,553	1,920	2,454	2,948	3,864	4,829	5,455	9,003	10,454	12,481
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748	$12.827
Accumulation Unit Value at end of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445	7,693
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748	$12.827

8

Accumulation Unit Value at end of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445	7,693
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878	$12.311	$12.395
Accumulation Unit Value at end of period	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697	$11.532	$13.011	$12.878	$12.311
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	299	377	482	522	586	652	586	544
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376	$13.253	$12.682	$12.781
Accumulation Unit Value at end of period	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027	$11.844	$13.376	$13.253	$12.682
Number of Accumulation Units outstanding at end of period (in thousands)	187	254	389	387	518	575	612	750	742	773
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248	$12.350
Accumulation Unit Value at end of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248
Number of Accumulation Units outstanding at end of period (in thousands)	963	963	977	1,150	1,012	722	367	447	424	491
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248	$12.350
Accumulation Unit Value at end of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$12.906	$12.793	$12.248
Number of Accumulation Units outstanding at end of period (in thousands)	963	963	977	1,150	1,012	722	367	447	424	491
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,688	1,807	1,638	1,514	1,170	606	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.085	$13.719	$13.356	$12.912	$12.444	$11.336	$12.828	$12.736	$12.212	$12.331
Accumulation Unit Value at end of period	$13.429	$13.085	$13.719	$13.356	$12.912	$12.444	$11.336	$12.828	$12.736	$12.212
Number of Accumulation Units outstanding at end of period (in thousands)	92	97	99	114	187	155	124	91	58	20
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.918	$12.501	$12.176	$11.778	$11.356	$10.351	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.225	$11.918	$12.501	$12.176	$11.778	$11.356	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	49	38	29	24	9	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.887	$12.476	$12.157	$11.766	$11.350	$10.350	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.187	$11.887	$12.476	$12.157	$11.766	$11.350	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	42	23	21	14	13	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.797	$12.399	$12.101	$11.729	$11.332	$10.349	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.077	$11.797	$12.399	$12.101	$11.729	$11.332	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	16	11	6	—	—	—	—

Sub-Account	As of December 31,

9

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025	$—
Accumulation Unit Value at end of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194	$10.023	$—
Accumulation Unit Value at end of period	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194	$—
Number of Accumulation Units outstanding at end of period (in thousands)	569	837	1,238	1,601	1,834	2,201	2,062	521	93	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023	$—
Accumulation Unit Value at end of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	379	511	662	695	806	768	126	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$10.021	$—
Accumulation Unit Value at end of period	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$—
Number of Accumulation Units outstanding at end of period (in thousands)	236	298	447	538	741	913	848	528	90	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$10.021	$—
Accumulation Unit Value at end of period	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$—
Number of Accumulation Units outstanding at end of period (in thousands)	236	298	447	538	741	913	848	528	90	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020	$—
Accumulation Unit Value at end of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020	$—
Accumulation Unit Value at end of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185	$10.020	$—
Accumulation Unit Value at end of period	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803	$11.005	$10.877	$10.185	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	63	125	144	149	134	124	37	1	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863	$10.182	$10.019	$—
Accumulation Unit Value at end of period	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765	$10.981	$10.863	$10.182	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	94	153	154	170	222	230	26	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$10.018	$—
Accumulation Unit Value at end of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	285	305	356	277	154	16	6	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

10

Accumulation Unit Value at beginning of period	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$10.018	$—
Accumulation Unit Value at end of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$10.857	$10.181	$—
Number of Accumulation Units outstanding at end of period (in thousands)	287	285	305	356	277	154	16	6	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	684	661	670	638	506	205	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.013	$12.650	$12.220	$11.991	$11.689	$10.931	$10.836	$10.177	$10.017	$—
Accumulation Unit Value at end of period	$11.874	$12.013	$12.650	$12.220	$11.991	$11.689	$10.931	$10.836	$10.177	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	25	28	38	29	18	2	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.710	$12.337	$11.923	$11.706	$11.417	$10.256	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.568	$11.710	$12.337	$11.923	$11.706	$11.417	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	18	17	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.680	$12.311	$11.905	$11.694	$11.411	$10.255	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.533	$11.680	$12.311	$11.905	$11.694	$11.411	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.591	$12.236	$11.850	$11.657	$11.392	$10.251	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.428	$11.591	$12.236	$11.850	$11.657	$11.392	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	9	11	4	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988	$—
Accumulation Unit Value at end of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881	$9.987	$—
Accumulation Unit Value at end of period	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,134	1,644	2,439	3,029	3,531	4,213	4,301	3,228	1,545	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$9.986	$—
Accumulation Unit Value at end of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	357	486	650	877	1,049	1,269	1,451	965	446	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$9.985	$—
Accumulation Unit Value at end of period	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	280	420	536	709	940	1,150	1,475	1,050	—

11

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$9.985	$—
Accumulation Unit Value at end of period	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	280	420	536	709	940	1,150	1,475	1,050	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$9.984	$—
Accumulation Unit Value at end of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$9.984	$—
Accumulation Unit Value at end of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848	$9.984	$—
Accumulation Unit Value at end of period	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391	$6.874	$11.951	$10.848	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	89	140	179	215	243	221	218	94	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.930	$10.840	$9.983	$—
Accumulation Unit Value at end of period	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356	$6.855	$11.930	$10.840	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	60	85	118	195	243	258	208	148	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920	$10.836	$9.983	$—
Accumulation Unit Value at end of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920	$10.836	$—
Number of Accumulation Units outstanding at end of period (in thousands)	340	280	287	304	297	210	97	44	31	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920	$10.836	$9.983	$—
Accumulation Unit Value at end of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$11.920	$10.836	$—
Number of Accumulation Units outstanding at end of period (in thousands)	340	280	287	304	297	210	97	44	31	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.948	$10.829	$9.440	$10.168	$9.321	$6.837	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	766	782	571	461	340	197	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.848	$10.756	$9.386	$10.119	$9.286	$6.818	$11.889	$10.824	$9.982	$—
Accumulation Unit Value at end of period	$13.231	$12.848	$10.756	$9.386	$10.119	$9.286	$6.818	$11.889	$10.824	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	38	34	32	33	29	28	6	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.839	$16.616	$14.507	$15.649	$14.368	$10.554	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.419	$19.839	$16.616	$14.507	$15.649	$14.368	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	10	8	11	9	3	—	—	—	—

12

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.788	$16.582	$14.485	$15.632	$14.360	$10.553	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.357	$19.788	$16.582	$14.485	$15.632	$14.360	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	32	4	9	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.637	$16.481	$14.417	$15.583	$14.336	$10.552	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.172	$19.637	$16.481	$14.417	$15.583	$14.336	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241	$9.132
Accumulation Unit Value at end of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455	5,723
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013	$10.161	$9.074
Accumulation Unit Value at end of period	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013	$10.161
Number of Accumulation Units outstanding at end of period (in thousands)	958	1,299	1,823	2,371	3,148	3,723	4,190	4,585	4,330	3,763
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141	$9.060
Accumulation Unit Value at end of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Number of Accumulation Units outstanding at end of period (in thousands)	442	560	774	1,021	1,308	1,579	1,887	1,674	1,486	1,278
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062	$9.003
Accumulation Unit Value at end of period	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062
Number of Accumulation Units outstanding at end of period (in thousands)	424	548	870	1,088	1,599	2,190	2,752	4,371	5,935	8,296
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062	$9.003
Accumulation Unit Value at end of period	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062
Number of Accumulation Units outstanding at end of period (in thousands)	424	548	870	1,088	1,599	2,190	2,752	4,371	5,935	8,296
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819	$11.487
Accumulation Unit Value at end of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Number of Accumulation Units outstanding at end of period (in thousands)	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042	3,674
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819	$11.487
Accumulation Unit Value at end of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Number of Accumulation Units outstanding at end of period (in thousands)	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042	3,674
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767	$9.993	$8.959
Accumulation Unit Value at end of period	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075	$7.959	$13.213	$11.767	$9.993
Number of Accumulation Units outstanding at end of period (in thousands)	40	58	86	106	141	183	192	234	326	410

13

With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829	$15.002	$12.753	$11.445
Accumulation Unit Value at end of period	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077	$10.127	$16.829	$15.002	$12.753
Number of Accumulation Units outstanding at end of period (in thousands)	77	115	155	197	237	282	320	430	491	524
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942	$8.927
Accumulation Unit Value at end of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942
Number of Accumulation Units outstanding at end of period (in thousands)	706	652	582	723	595	441	258	300	319	381
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942	$8.927
Accumulation Unit Value at end of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$13.106	$11.689	$9.942
Number of Accumulation Units outstanding at end of period (in thousands)	706	652	582	723	595	441	258	300	319	381
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	965	980	875	854	675	312	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.494	$11.510	$9.633	$10.846	$9.956	$7.177	$11.951	$10.674	$9.093	$8.176
Accumulation Unit Value at end of period	$14.455	$14.494	$11.510	$9.633	$10.846	$9.956	$7.177	$11.951	$10.674	$9.093
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	23	26	27	27	28	28	3	8
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.371	$16.979	$14.218	$16.017	$14.710	$9.575	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.304	$21.371	$16.979	$14.218	$16.017	$14.710	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	26	28	17	10	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.317	$16.945	$14.196	$16.000	$14.702	$9.574	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.239	$21.317	$16.945	$14.196	$16.000	$14.702	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	32	7	12	9	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.154	$16.841	$14.131	$15.950	$14.678	$9.571	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.046	$21.154	$16.841	$14.131	$15.950	$14.678	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	2	4	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648	$10.263
Accumulation Unit Value at end of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Number of Accumulation Units outstanding at end of period (in thousands)	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357	3,050
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282	$12.549	$10.198

14

Accumulation Unit Value at end of period	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282	$12.549
Number of Accumulation Units outstanding at end of period (in thousands)	621	871	1,265	1,628	2,121	2,689	2,656	3,260	3,005	2,605
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524	$10.183
Accumulation Unit Value at end of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Number of Accumulation Units outstanding at end of period (in thousands)	256	330	489	604	808	990	1,144	1,121	1,004	839
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426	$10.118
Accumulation Unit Value at end of period	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426
Number of Accumulation Units outstanding at end of period (in thousands)	236	316	401	518	875	1,130	1,236	2,227	3,306	3,978
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426	$10.118
Accumulation Unit Value at end of period	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426
Number of Accumulation Units outstanding at end of period (in thousands)	236	316	401	518	875	1,130	1,236	2,227	3,306	3,978
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642	$13.572
Accumulation Unit Value at end of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Number of Accumulation Units outstanding at end of period (in thousands)	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540	2,899
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642	$13.572
Accumulation Unit Value at end of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Number of Accumulation Units outstanding at end of period (in thousands)	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540	2,899
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969	$12.341	$10.069
Accumulation Unit Value at end of period	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737	$8.076	$17.772	$14.969	$12.341
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	43	57	82	118	100	151	164	214
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796	$20.063	$16.557	$13.522
Accumulation Unit Value at end of period	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020	$10.803	$23.796	$20.063	$16.557
Number of Accumulation Units outstanding at end of period (in thousands)	46	65	87	105	148	184	183	258	286	271
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629	$14.870	$12.278	$10.033
Accumulation Unit Value at end of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629	$14.870	$12.278
Number of Accumulation Units outstanding at end of period (in thousands)	323	332	362	496	490	272	105	100	141	135
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629	$14.870	$12.278	$10.033
Accumulation Unit Value at end of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$17.629	$14.870	$12.278
Number of Accumulation Units outstanding at end of period (in thousands)	323	332	362	496	490	272	105	100	141	135
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	542	564	514	620	577	284	—	—	—	—

15

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.696	$13.351	$11.589	$14.704	$12.321	$7.836	$17.297	$14.612	$12.083	$9.888
Accumulation Unit Value at end of period	$16.621	$16.696	$13.351	$11.589	$14.704	$12.321	$7.836	$17.297	$14.612	$12.083
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	24	28	34	31	31	16	3	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.499	$18.001	$15.633	$19.845	$16.638	$9.852	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.387	$22.499	$18.001	$15.633	$19.845	$16.638	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	7	9	10	2	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.442	$17.964	$15.609	$19.824	$16.629	$9.851	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.319	$22.442	$17.964	$15.609	$19.824	$16.629	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	27	3	3	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.271	$17.854	$15.537	$19.762	$16.601	$9.847	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.116	$22.271	$17.854	$15.537	$19.762	$16.601	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	1	3	3	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121	$7.985
Accumulation Unit Value at end of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801	41,182
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792	$9.050	$7.934
Accumulation Unit Value at end of period	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792	$9.050
Number of Accumulation Units outstanding at end of period (in thousands)	7,055	10,032	14,683	19,488	24,949	29,921	33,047	34,759	33,246	28,889
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032	$7.922
Accumulation Unit Value at end of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Number of Accumulation Units outstanding at end of period (in thousands)	2,902	3,765	5,407	6,895	8,894	10,940	11,866	10,065	9,127	7,847
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961	$7.872
Accumulation Unit Value at end of period	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961
Number of Accumulation Units outstanding at end of period (in thousands)	4,583	6,060	8,123	10,441	14,197	18,890	23,237	35,545	49,943	66,244
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961	$7.872
Accumulation Unit Value at end of period	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961
Number of Accumulation Units outstanding at end of period (in thousands)	4,583	6,060	8,123	10,441	14,197	18,890	23,237	35,545	49,943	66,244
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744	$11.212
Accumulation Unit Value at end of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744

16

Number of Accumulation Units outstanding at end of period (in thousands)	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431	30,404
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744	$11.212
Accumulation Unit Value at end of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744
Number of Accumulation Units outstanding at end of period (in thousands)	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431	30,404
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591	$8.900	$7.834
Accumulation Unit Value at end of period	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867	$5.771	$10.536	$9.591	$8.900
Number of Accumulation Units outstanding at end of period (in thousands)	502	669	945	1,176	1,510	1,820	2,009	2,339	2,534	2,744
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979	$13.649	$12.678	$11.171
Accumulation Unit Value at end of period	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162	$8.197	$14.979	$13.649	$12.678
Number of Accumulation Units outstanding at end of period (in thousands)	596	727	1,057	1,365	1,656	2,071	2,298	2,839	3,200	3,341
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450	$9.528	$8.855	$7.806
Accumulation Unit Value at end of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450	$9.528	$8.855
Number of Accumulation Units outstanding at end of period (in thousands)	3,480	3,531	3,262	3,975	3,340	1,944	912	1,090	1,281	1,645
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450	$9.528	$8.855	$7.806
Accumulation Unit Value at end of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$10.450	$9.528	$8.855
Number of Accumulation Units outstanding at end of period (in thousands)	3,480	3,531	3,262	3,975	3,340	1,944	912	1,090	1,281	1,645
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,815	7,685	6,410	6,019	4,841	2,715	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.178	$9.602	$8.355	$8.954	$7.739	$5.695	$10.427	$9.521	$8.861	$7.823
Accumulation Unit Value at end of period	$12.882	$12.178	$9.602	$8.355	$8.954	$7.739	$5.695	$10.427	$9.521	$8.861
Number of Accumulation Units outstanding at end of period (in thousands)	192	247	220	282	344	367	335	290	186	66
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.025	$17.374	$15.126	$16.218	$14.025	$9.448	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.285	$22.025	$17.374	$15.126	$16.218	$14.025	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	142	134	131	97	39	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.969	$17.339	$15.102	$16.201	$14.017	$9.447	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.214	$21.969	$17.339	$15.102	$16.201	$14.017	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	80	34	43	21	9	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.801	$17.233	$15.032	$16.150	$13.994	$9.444	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.003	$21.801	$17.233	$15.032	$16.150	$13.994	$—	$—	$—	$—

17

Number of Accumulation Units outstanding at end of period (in thousands)	26	20	17	13	15	9	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297	$11.819
Accumulation Unit Value at end of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Number of Accumulation Units outstanding at end of period (in thousands)	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282	30,950
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798	$12.201	$11.744
Accumulation Unit Value at end of period	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798	$12.201
Number of Accumulation Units outstanding at end of period (in thousands)	5,018	7,080	10,530	13,974	17,957	21,342	23,847	25,475	24,685	21,755
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177	$11.726
Accumulation Unit Value at end of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Number of Accumulation Units outstanding at end of period (in thousands)	2,194	2,919	3,994	5,123	6,496	7,901	8,812	7,409	6,619	5,898
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081	$11.652
Accumulation Unit Value at end of period	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081
Number of Accumulation Units outstanding at end of period (in thousands)	3,050	3,985	5,443	6,928	9,265	12,061	14,982	22,970	31,371	41,803
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081	$11.652
Accumulation Unit Value at end of period	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081
Number of Accumulation Units outstanding at end of period (in thousands)	3,050	3,985	5,443	6,928	9,265	12,061	14,982	22,970	31,371	41,803
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822	$11.419
Accumulation Unit Value at end of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166	30,745
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822	$11.419
Accumulation Unit Value at end of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166	30,745
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516	$11.999	$11.596
Accumulation Unit Value at end of period	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824	$8.435	$13.881	$13.516	$11.999
Number of Accumulation Units outstanding at end of period (in thousands)	355	482	660	808	1,055	1,273	1,404	1,613	1,688	1,782
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579	$13.235	$11.761	$11.377
Accumulation Unit Value at end of period	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567	$8.243	$13.579	$13.235	$11.761
Number of Accumulation Units outstanding at end of period (in thousands)	547	717	1,042	1,281	1,586	1,953	2,215	2,881	3,212	3,382
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938	$11.554
Accumulation Unit Value at end of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938

18

Number of Accumulation Units outstanding at end of period (in thousands)	2,566	2,640	2,451	2,803	2,344	1,280	704	916	1,114	1,318
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938	$11.554
Accumulation Unit Value at end of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$13.769	$13.426	$11.938
Number of Accumulation Units outstanding at end of period (in thousands)	2,566	2,640	2,451	2,803	2,344	1,280	704	916	1,114	1,318
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,854	4,794	4,042	3,760	3,002	1,809	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.675	$12.813	$11.188	$11.691	$10.763	$8.413	$13.886	$13.561	$12.075	$11.704
Accumulation Unit Value at end of period	$17.984	$16.675	$12.813	$11.188	$11.691	$10.763	$8.413	$13.886	$13.561	$12.075
Number of Accumulation Units outstanding at end of period (in thousands)	195	240	203	240	286	295	268	221	98	57
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.303	$15.609	$13.636	$14.256	$13.131	$9.283	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.886	$20.303	$15.609	$13.636	$14.256	$13.131	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	116	113	120	87	39	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.251	$15.577	$13.615	$14.241	$13.124	$9.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.819	$20.251	$15.577	$13.615	$14.241	$13.124	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	73	33	45	18	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.097	$15.481	$13.552	$14.197	$13.102	$9.278	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.621	$20.097	$15.481	$13.552	$14.197	$13.102	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	32	23	24	22	13	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541	$8.824
Accumulation Unit Value at end of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Number of Accumulation Units outstanding at end of period (in thousands)	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259	8,328
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215	$10.458	$8.768
Accumulation Unit Value at end of period	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215	$10.458
Number of Accumulation Units outstanding at end of period (in thousands)	1,752	2,366	3,460	4,532	5,696	6,725	7,606	8,017	7,753	6,479
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438	$8.755
Accumulation Unit Value at end of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Number of Accumulation Units outstanding at end of period (in thousands)	805	926	1,410	1,744	2,242	2,641	3,078	2,764	2,502	2,045
With The Hartford's Principal First (35 BPS)

19

Accumulation Unit Value at beginning of period	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356	$8.699
Accumulation Unit Value at end of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Number of Accumulation Units outstanding at end of period (in thousands)	779	1,020	1,353	1,737	2,375	3,235	4,033	6,673	9,281	11,331
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356	$8.699
Accumulation Unit Value at end of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Number of Accumulation Units outstanding at end of period (in thousands)	779	1,020	1,353	1,737	2,375	3,235	4,033	6,673	9,281	11,331
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434	$11.302
Accumulation Unit Value at end of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552	8,370
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434	$11.302
Accumulation Unit Value at end of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Number of Accumulation Units outstanding at end of period (in thousands)	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552	8,370
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965	$10.285	$8.657
Accumulation Unit Value at end of period	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115	$7.945	$14.041	$11.965	$10.285
Number of Accumulation Units outstanding at end of period (in thousands)	97	118	147	192	248	307	339	377	382	451
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209	$15.532	$13.365	$11.261
Accumulation Unit Value at end of period	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385	$10.293	$18.209	$15.532	$13.365
Number of Accumulation Units outstanding at end of period (in thousands)	128	149	205	227	297	369	416	583	607	569
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233	$8.626
Accumulation Unit Value at end of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233
Number of Accumulation Units outstanding at end of period (in thousands)	757	766	847	1,041	856	527	308	401	439	522
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233	$8.626
Accumulation Unit Value at end of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$13.928	$11.886	$10.233
Number of Accumulation Units outstanding at end of period (in thousands)	757	766	847	1,041	856	527	308	401	439	522
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,003	2,086	1,769	1,712	1,414	770	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.899	$10.035	$8.731	$10.410	$9.959	$7.140	$12.656	$10.817	$9.327	$7.874
Accumulation Unit Value at end of period	$11.291	$11.899	$10.035	$8.731	$10.410	$9.959	$7.140	$12.656	$10.817	$9.327
Number of Accumulation Units outstanding at end of period (in thousands)	48	50	53	63	91	99	84	51	32	12
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.885	$15.091	$13.136	$15.671	$14.999	$9.376	$—	$—	$—	$—

20

Accumulation Unit Value at end of period	$16.964	$17.885	$15.091	$13.136	$15.671	$14.999	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	34	33	23	13	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.840	$15.060	$13.116	$15.655	$14.990	$9.375	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.912	$17.840	$15.060	$13.116	$15.655	$14.990	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	9	10	7	7	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.704	$14.968	$13.055	$15.606	$14.966	$9.372	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.758	$17.704	$14.968	$13.055	$15.606	$14.966	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	8	11	11	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698	$13.224
Accumulation Unit Value at end of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530	1,542
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575	$13.140
Accumulation Unit Value at end of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Number of Accumulation Units outstanding at end of period (in thousands)	375	529	758	981	1,263	1,379	1,330	1,638	1,360	1,135
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544	$13.121
Accumulation Unit Value at end of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	200	246	376	463	589	659	680	670	548	423
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422	$13.038
Accumulation Unit Value at end of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Number of Accumulation Units outstanding at end of period (in thousands)	168	205	265	348	555	634	732	1,138	1,513	1,577
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422	$13.038
Accumulation Unit Value at end of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Number of Accumulation Units outstanding at end of period (in thousands)	168	205	265	348	555	634	732	1,138	1,513	1,577
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184	$13.702
Accumulation Unit Value at end of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Number of Accumulation Units outstanding at end of period (in thousands)	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559	1,812
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184	$13.702
Accumulation Unit Value at end of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Number of Accumulation Units outstanding at end of period (in thousands)	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559	1,812
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858	$15.317	$12.975

21

Accumulation Unit Value at end of period	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163	$14.463	$25.671	$19.858	$15.317
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	42	57	93	95	81	101	79	106
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931	$20.854	$16.101	$13.653
Accumulation Unit Value at end of period	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158	$15.158	$26.931	$20.854	$16.101
Number of Accumulation Units outstanding at end of period (in thousands)	59	89	111	126	171	183	198	176	193	189
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239	$12.928
Accumulation Unit Value at end of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239
Number of Accumulation Units outstanding at end of period (in thousands)	224	249	230	296	285	137	51	54	60	68
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239	$12.928
Accumulation Unit Value at end of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$25.463	$19.727	$15.239
Number of Accumulation Units outstanding at end of period (in thousands)	224	249	230	296	285	137	51	54	60	68
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	435	471	446	486	454	255	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.931	$22.962	$19.992	$23.833	$20.741	$14.217	$25.311	$19.638	$15.193	$12.908
Accumulation Unit Value at end of period	$22.390	$24.931	$22.962	$19.992	$23.833	$20.741	$14.217	$25.311	$19.638	$15.193
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	12	13	6	4	6	1	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.340	$16.900	$14.722	$17.559	$15.288	$10.485	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.463	$18.340	$16.900	$14.722	$17.559	$15.288	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	22	21	9	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.294	$16.866	$14.699	$17.541	$15.280	$10.484	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.413	$18.294	$16.866	$14.699	$17.541	$15.280	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	7	11	5	3	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$16.763	$14.631	$17.486	$15.255	$10.483	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.263	$18.154	$16.763	$14.631	$17.486	$15.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450	$9.403
Accumulation Unit Value at end of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450

22

Number of Accumulation Units outstanding at end of period (in thousands)	334	409	947	1,285	1,384	1,458	1,393	1,352	746	239
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437	$9.400
Accumulation Unit Value at end of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Number of Accumulation Units outstanding at end of period (in thousands)	195	167	283	374	463	487	450	411	333	204
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432	$9.400
Accumulation Unit Value at end of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Number of Accumulation Units outstanding at end of period (in thousands)	60	75	94	100	94	118	96	109	81	45
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419	$9.397
Accumulation Unit Value at end of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Number of Accumulation Units outstanding at end of period (in thousands)	43	84	105	147	147	144	156	191	134	114
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419	$9.397
Accumulation Unit Value at end of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Number of Accumulation Units outstanding at end of period (in thousands)	43	84	105	147	147	144	156	191	134	114
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406	$9.395
Accumulation Unit Value at end of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	276	415	559	774	886	1,092	1,118	1,229	866	440
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406	$9.395
Accumulation Unit Value at end of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Number of Accumulation Units outstanding at end of period (in thousands)	276	415	559	774	886	1,092	1,118	1,229	866	440
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700	$10.402	$9.394
Accumulation Unit Value at end of period	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834	$7.564	$11.960	$10.700	$10.402
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	54	59	56	55	50	61	38	15
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926	$10.680	$10.393	$9.392
Accumulation Unit Value at end of period	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787	$7.535	$11.926	$10.680	$10.393
Number of Accumulation Units outstanding at end of period (in thousands)	9	32	30	28	21	21	25	20	2	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909	$10.670	$10.389	$9.392
Accumulation Unit Value at end of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909	$10.670	$10.389
Number of Accumulation Units outstanding at end of period (in thousands)	40	62	57	32	28	12	6	4	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909	$10.670	$10.389	$9.392
Accumulation Unit Value at end of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$11.909	$10.670	$10.389
Number of Accumulation Units outstanding at end of period (in thousands)	40	62	57	32	28	12	6	4	—	—
With The Hartford's Principal First (75 BPS)

23

Accumulation Unit Value at beginning of period	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	136	113	80	26	11	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.544	$10.852	$10.188	$10.979	$9.692	$7.477	$11.859	$10.641	$10.376	$9.389
Accumulation Unit Value at end of period	$15.043	$14.544	$10.852	$10.188	$10.979	$9.692	$7.477	$11.859	$10.641	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	2	2	1	—	4	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.471	$14.536	$13.654	$14.721	$13.002	$10.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.130	$19.471	$14.536	$13.654	$14.721	$13.002	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.422	$14.506	$13.632	$14.705	$12.995	$10.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.069	$19.422	$14.506	$13.632	$14.705	$12.995	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.274	$14.417	$13.569	$14.659	$12.974	$10.034	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.886	$19.274	$14.417	$13.569	$14.659	$12.974	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516	$19.286
Accumulation Unit Value at end of period	$20.683	$18.292	$18.184	$14.516	$15.650	$13.159	$11.240	$19.847	$25.509	$21.516
Number of Accumulation Units outstanding at end of period (in thousands)	37	40	50	51	57	74	98	123	163	224
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.932	$17.853	$14.274	$15.412	$12.978	$11.102	$19.632	$25.271	$21.348	$19.164
Accumulation Unit Value at end of period	$20.246	$17.932	$17.853	$14.274	$15.412	$12.978	$11.102	$19.632	$25.271	$21.348
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	42	45	53	72	76	87	109	150
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209	$21.306	$19.136
Accumulation Unit Value at end of period	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926	$11.063	$19.574	$25.209	$21.306
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	21	22	23	28	42	51	56	66
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974	$21.139	$19.014
Accumulation Unit Value at end of period	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974	$21.139
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	7	9	13	10	15	25	45	75
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974	$21.139	$19.014
Accumulation Unit Value at end of period	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748	$10.927	$19.362	$24.974	$21.139
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	7	9	13	10	15	25	45	75

24

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937	$27.045	$22.926	$20.653
Accumulation Unit Value at end of period	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937	$27.045	$22.926
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	3	3	4	4	3	1
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937	$27.045	$22.926	$20.653
Accumulation Unit Value at end of period	$21.068	$18.726	$18.709	$15.010	$16.264	$13.743	$11.798	$20.937	$27.045	$22.926
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	3	3	4	4	3	1
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788	$19.154	$24.754	$20.995	$18.923
Accumulation Unit Value at end of period	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560	$10.788	$19.154	$24.754	$20.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	3	3	2	5	4	6
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.408	$18.418	$14.799	$16.060	$13.591	$11.685	$20.767	$26.866	$22.809	$20.578
Accumulation Unit Value at end of period	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591	$11.685	$20.767	$26.866	$22.809
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	5	—	—	—	—	—	1	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999	$24.591	$20.888	$18.854
Accumulation Unit Value at end of period	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999	$24.591	$20.888
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	5	14	17	11
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999	$24.591	$20.888	$18.854
Accumulation Unit Value at end of period	$18.852	$16.790	$16.808	$13.512	$14.670	$12.421	$10.684	$18.999	$24.591	$20.888
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	5	14	17	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.477	$16.503	$13.273	$14.418	$12.214	$10.511	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.492	$16.477	$16.503	$13.273	$14.418	$12.214	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.540	$16.582	$13.351	$14.517	$12.310	$10.604	$18.885	$24.480	$20.825	$18.826
Accumulation Unit Value at end of period	$18.543	$16.540	$16.582	$13.351	$14.517	$12.310	$10.604	$18.885	$24.480	$20.825
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	4	13	13	13	8	8	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.351	$16.402	$13.212	$14.373	$12.194	$10.510	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.323	$16.351	$16.402	$13.212	$14.373	$12.194	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.310	$16.368	$13.192	$14.358	$12.187	$10.509	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.268	$16.310	$16.368	$13.192	$14.358	$12.187	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

25

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.186	$16.268	$13.130	$14.313	$12.167	$10.508	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.101	$16.186	$16.268	$13.130	$14.313	$12.167	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357	$13.372
Accumulation Unit Value at end of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Number of Accumulation Units outstanding at end of period (in thousands)	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983	12,895
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284	$13.318
Accumulation Unit Value at end of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Number of Accumulation Units outstanding at end of period (in thousands)	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232	10,487
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260	$13.301
Accumulation Unit Value at end of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Number of Accumulation Units outstanding at end of period (in thousands)	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795	2,662
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187	$13.248
Accumulation Unit Value at end of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357	14,887
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187	$13.248
Accumulation Unit Value at end of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357	14,887
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121	$13.201
Accumulation Unit Value at end of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Number of Accumulation Units outstanding at end of period (in thousands)	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370	21,589
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121	$13.201
Accumulation Unit Value at end of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Number of Accumulation Units outstanding at end of period (in thousands)	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370	21,589
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142	$13.097	$13.184
Accumulation Unit Value at end of period	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007	$10.565	$15.361	$15.142	$13.097
Number of Accumulation Units outstanding at end of period (in thousands)	212	289	395	454	608	695	732	936	843	638
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$15.280	$15.077	$13.054	$13.153
Accumulation Unit Value at end of period	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905	$10.499	$15.280	$15.077	$13.054
Number of Accumulation Units outstanding at end of period (in thousands)	221	295	399	455	529	595	690	780	850	845

26

With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.030	$13.136
Accumulation Unit Value at end of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.030
Number of Accumulation Units outstanding at end of period (in thousands)	1,083	1,195	1,044	1,096	847	377	135	213	196	230
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.030	$13.136
Accumulation Unit Value at end of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$15.237	$15.042	$13.030
Number of Accumulation Units outstanding at end of period (in thousands)	1,083	1,195	1,044	1,096	847	377	135	213	196	230
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.541	$16.676	$15.170	$15.184	$13.810	$10.437	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,125	3,059	2,506	2,263	1,493	849	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.356	$16.526	$15.049	$15.078	$13.728	$10.385	$15.145	$14.974	$12.991	$13.116
Accumulation Unit Value at end of period	$18.720	$18.356	$16.526	$15.049	$15.078	$13.728	$10.385	$15.145	$14.974	$12.991
Number of Accumulation Units outstanding at end of period (in thousands)	92	117	99	100	105	86	79	60	39	22
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.851	$16.980	$15.470	$15.508	$14.126	$10.692	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.215	$18.851	$16.980	$15.470	$15.508	$14.126	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	102	83	81	46	18	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.803	$16.945	$15.446	$15.491	$14.118	$10.691	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.156	$18.803	$16.945	$15.446	$15.491	$14.118	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	28	18	60	6	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.659	$16.841	$15.374	$15.443	$14.095	$10.690	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.982	$18.659	$16.841	$15.374	$15.443	$14.095	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	9	4	2	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882	$10.953
Accumulation Unit Value at end of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Number of Accumulation Units outstanding at end of period (in thousands)	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681	1,776
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823	$10.909
Accumulation Unit Value at end of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Number of Accumulation Units outstanding at end of period (in thousands)	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303	1,951
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803	$10.895

27

Accumulation Unit Value at end of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Number of Accumulation Units outstanding at end of period (in thousands)	146	187	232	293	364	469	494	507	474	313
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743	$10.851
Accumulation Unit Value at end of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Number of Accumulation Units outstanding at end of period (in thousands)	225	164	216	294	384	475	595	966	1,302	1,496
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743	$10.851
Accumulation Unit Value at end of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Number of Accumulation Units outstanding at end of period (in thousands)	225	164	216	294	384	475	595	966	1,302	1,496
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690	$10.813
Accumulation Unit Value at end of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952	3,060
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690	$10.813
Accumulation Unit Value at end of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952	3,060
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570	$10.670	$10.799
Accumulation Unit Value at end of period	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757	$7.692	$12.017	$11.570	$10.670
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	15	14	18	27	34	29	34	36
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954	$11.520	$10.635	$10.774
Accumulation Unit Value at end of period	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687	$7.644	$11.954	$11.520	$10.635
Number of Accumulation Units outstanding at end of period (in thousands)	32	28	31	45	45	54	63	103	120	95
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920	$11.493	$10.616	$10.760
Accumulation Unit Value at end of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920	$11.493	$10.616
Number of Accumulation Units outstanding at end of period (in thousands)	170	164	183	237	178	66	21	32	53	51
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920	$11.493	$10.616	$10.760
Accumulation Unit Value at end of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$11.920	$11.493	$10.616
Number of Accumulation Units outstanding at end of period (in thousands)	170	164	183	237	178	66	21	32	53	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.858	$11.040	$10.068	$10.476	$9.621	$7.600	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	444	445	364	345	247	160	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.720	$10.941	$9.988	$10.403	$9.563	$7.562	$11.848	$11.442	$10.584	$10.743
Accumulation Unit Value at end of period	$15.041	$13.720	$10.941	$9.988	$10.403	$9.563	$7.562	$11.848	$11.442	$10.584

28

Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	8	9	8	9	10	4	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.368	$14.655	$13.385	$13.948	$12.829	$10.149	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.127	$18.368	$14.655	$13.385	$13.948	$12.829	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.322	$14.625	$13.365	$13.934	$12.822	$10.149	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.066	$18.322	$14.625	$13.365	$13.934	$12.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.182	$14.536	$13.303	$13.890	$12.801	$10.147	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.883	$18.182	$14.536	$13.303	$13.890	$12.801	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431	$14.412
Accumulation Unit Value at end of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Number of Accumulation Units outstanding at end of period (in thousands)	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646	1,754
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366	$14.376
Accumulation Unit Value at end of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Number of Accumulation Units outstanding at end of period (in thousands)	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449	1,772
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344	$14.364
Accumulation Unit Value at end of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Number of Accumulation Units outstanding at end of period (in thousands)	290	354	429	548	667	766	804	792	638	315
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278	$14.328
Accumulation Unit Value at end of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Number of Accumulation Units outstanding at end of period (in thousands)	246	338	463	594	747	894	1,045	1,855	2,146	2,014
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278	$14.328
Accumulation Unit Value at end of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Number of Accumulation Units outstanding at end of period (in thousands)	246	338	463	594	747	894	1,045	1,855	2,146	2,014
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213	$14.292
Accumulation Unit Value at end of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213
Number of Accumulation Units outstanding at end of period (in thousands)	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942	3,085
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213	$14.292
Accumulation Unit Value at end of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213

29

Number of Accumulation Units outstanding at end of period (in thousands)	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942	3,085
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482	$16.192	$14.280
Accumulation Unit Value at end of period	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969	$14.903	$21.305	$19.482	$16.192
Number of Accumulation Units outstanding at end of period (in thousands)	60	80	115	142	190	231	244	258	199	80
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$21.206	$19.410	$16.149	$14.256
Accumulation Unit Value at end of period	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850	$14.819	$21.206	$19.410	$16.149
Number of Accumulation Units outstanding at end of period (in thousands)	71	91	133	174	288	320	317	247	227	201
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127	$14.244
Accumulation Unit Value at end of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127
Number of Accumulation Units outstanding at end of period (in thousands)	262	299	227	283	322	113	21	32	30	31
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127	$14.244
Accumulation Unit Value at end of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$21.157	$19.375	$16.127
Number of Accumulation Units outstanding at end of period (in thousands)	262	299	227	283	322	113	21	32	30	31
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	946	878	724	785	693	406	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.024	$20.115	$18.203	$19.243	$17.631	$14.667	$21.030	$19.288	$16.079	$14.223
Accumulation Unit Value at end of period	$25.786	$25.024	$20.115	$18.203	$19.243	$17.631	$14.667	$21.030	$19.288	$16.079
Number of Accumulation Units outstanding at end of period (in thousands)	11	15	15	25	32	34	35	42	36	22
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.271	$13.890	$12.576	$13.301	$12.193	$10.148	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.788	$17.271	$13.890	$12.576	$13.301	$12.193	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	58	49	41	15	5	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.227	$13.861	$12.556	$13.287	$12.186	$10.148	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.734	$17.227	$13.861	$12.556	$13.287	$12.186	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	7	13	5	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.096	$13.777	$12.498	$13.245	$12.166	$10.146	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.573	$17.096	$13.777	$12.498	$13.245	$12.166	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	10	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

30

Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173	$13.040
Accumulation Unit Value at end of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Number of Accumulation Units outstanding at end of period (in thousands)	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947	11,562
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342	$14.062	$12.957
Accumulation Unit Value at end of period	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342	$14.062
Number of Accumulation Units outstanding at end of period (in thousands)	1,553	2,206	3,396	4,627	5,947	7,101	7,859	9,098	8,358	6,872
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034	$12.938
Accumulation Unit Value at end of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,197	1,649	2,091	2,612	3,196	3,631	3,720	3,350	2,798
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924	$12.856
Accumulation Unit Value at end of period	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	1,201	1,577	2,221	2,868	3,817	4,891	6,047	9,958	13,231	15,978
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924	$12.856
Accumulation Unit Value at end of period	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	1,201	1,577	2,221	2,868	3,817	4,891	6,047	9,958	13,231	15,978
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384	$13.300
Accumulation Unit Value at end of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Number of Accumulation Units outstanding at end of period (in thousands)	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607	14,132
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384	$13.300
Accumulation Unit Value at end of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Number of Accumulation Units outstanding at end of period (in thousands)	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607	14,132
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007	$13.829	$12.794
Accumulation Unit Value at end of period	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273	$9.959	$16.196	$16.007	$13.829
Number of Accumulation Units outstanding at end of period (in thousands)	177	220	308	369	448	526	554	629	610	517
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725	$16.547	$14.310	$13.252
Accumulation Unit Value at end of period	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649	$10.274	$16.725	$16.547	$14.310
Number of Accumulation Units outstanding at end of period (in thousands)	187	239	337	387	480	586	708	767	788	813
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759	$12.748
Accumulation Unit Value at end of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	886	873	760	889	701	374	202	247	358	456
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759	$12.748

31

Accumulation Unit Value at end of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$16.064	$15.901	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	886	873	760	889	701	374	202	247	358	456
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,862	1,770	1,339	1,295	959	568	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.204	$14.559	$13.073	$13.552	$12.502	$10.175	$16.597	$16.453	$14.258	$13.230
Accumulation Unit Value at end of period	$19.010	$18.204	$14.559	$13.073	$13.552	$12.502	$10.175	$16.597	$16.453	$14.258
Number of Accumulation Units outstanding at end of period (in thousands)	76	82	65	64	68	66	80	97	49	27
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.428	$14.746	$13.247	$13.739	$12.681	$10.326	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.234	$18.428	$14.746	$13.247	$13.739	$12.681	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	78	84	79	38	8	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.381	$14.715	$13.226	$13.725	$12.674	$10.325	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.175	$18.381	$14.715	$13.226	$13.725	$12.674	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	22	18	25	7	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.241	$14.625	$13.165	$13.682	$12.654	$10.324	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.000	$18.241	$14.625	$13.165	$13.682	$12.654	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	15	15	15	7	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399	$13.177
Accumulation Unit Value at end of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Number of Accumulation Units outstanding at end of period (in thousands)	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977	4,409
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344	$13.345	$13.144
Accumulation Unit Value at end of period	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344	$13.345
Number of Accumulation Units outstanding at end of period (in thousands)	1,673	2,394	3,410	4,625	5,505	6,019	6,643	7,375	6,669	4,897
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328	$13.133
Accumulation Unit Value at end of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Number of Accumulation Units outstanding at end of period (in thousands)	475	623	815	1,038	1,176	1,291	1,482	1,557	1,366	820
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274	$13.100
Accumulation Unit Value at end of period	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274
Number of Accumulation Units outstanding at end of period (in thousands)	508	685	938	1,211	1,525	1,749	2,152	3,507	4,675	4,576
With Earnings Protection Benefit and Optional Death Benefit

32

Accumulation Unit Value at beginning of period	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274	$13.100
Accumulation Unit Value at end of period	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274
Number of Accumulation Units outstanding at end of period (in thousands)	508	685	938	1,211	1,525	1,749	2,152	3,507	4,675	4,576
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221	$13.067
Accumulation Unit Value at end of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Number of Accumulation Units outstanding at end of period (in thousands)	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075	8,372
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221	$13.067
Accumulation Unit Value at end of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Number of Accumulation Units outstanding at end of period (in thousands)	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075	8,372
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120	$13.204	$13.057
Accumulation Unit Value at end of period	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765	$10.254	$14.387	$15.120	$13.204
Number of Accumulation Units outstanding at end of period (in thousands)	76	109	160	174	204	227	269	331	313	236
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319	$15.065	$13.168	$13.035
Accumulation Unit Value at end of period	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687	$10.196	$14.319	$15.065	$13.168
Number of Accumulation Units outstanding at end of period (in thousands)	116	167	196	212	239	282	299	423	582	545
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151	$13.024
Accumulation Unit Value at end of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151
Number of Accumulation Units outstanding at end of period (in thousands)	560	633	599	568	391	133	37	85	79	85
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151	$13.024
Accumulation Unit Value at end of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$14.286	$15.037	$13.151
Number of Accumulation Units outstanding at end of period (in thousands)	560	633	599	568	391	133	37	85	79	85
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.551	$15.449	$14.140	$13.671	$11.613	$10.142	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,518	1,510	1,155	992	615	370	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.310	$14.028	$13.576	$11.543	$10.091	$14.201	$14.970	$13.111	$13.004
Accumulation Unit Value at end of period	$20.515	$19.356	$15.310	$14.028	$13.576	$11.543	$10.091	$14.201	$14.970	$13.111
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	53	50	45	47	47	32	24	16
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.898	$15.747	$14.435	$13.977	$11.890	$10.400	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.078	$19.898	$15.747	$14.435	$13.977	$11.890	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	39	55	43	6	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.847	$15.715	$14.412	$13.962	$11.883	$10.399	$—	$—	$—	$—

33

Accumulation Unit Value at end of period	$21.014	$19.847	$15.715	$14.412	$13.962	$11.883	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	6	12	6	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.696	$15.618	$14.346	$13.918	$11.864	$10.398	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.823	$19.696	$15.618	$14.346	$13.918	$11.864	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	4	—	4	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—	$—
Accumulation Unit Value at end of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	718	913	846	1,224	1,334	830	769	15	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$9.247	$—	$—
Accumulation Unit Value at end of period	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	145	269	325	408	873	415	889	4	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—	$—
Accumulation Unit Value at end of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	89	103	120	151	115	106	1	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—	$—
Accumulation Unit Value at end of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	103	141	95	200	69	97	3	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—	$—
Accumulation Unit Value at end of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	103	141	95	200	69	97	3	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—	$—
Accumulation Unit Value at end of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	290	408	421	628	1,980	668	3,018	34	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—	$—
Accumulation Unit Value at end of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	290	408	421	628	1,980	668	3,018	34	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$9.242	$—	$—
Accumulation Unit Value at end of period	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633	$6.045	$9.230	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	31	24	42	5	44	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228	$9.240	$—	$—

34

Accumulation Unit Value at end of period	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616	$6.037	$9.228	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	34	26	32	34	24	16	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$9.240	$—	$—
Accumulation Unit Value at end of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	100	124	118	44	21	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$9.240	$—	$—
Accumulation Unit Value at end of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$9.226	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	115	100	124	118	44	21	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	205	217	157	186	23	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.626	$10.260	$8.890	$9.476	$7.581	$6.022	$9.222	$9.238	$—	$—
Accumulation Unit Value at end of period	$13.359	$13.626	$10.260	$8.890	$9.476	$7.581	$6.022	$9.222	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	2	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.995	$18.076	$15.671	$16.712	$13.377	$10.630	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.512	$23.995	$18.076	$15.671	$16.712	$13.377	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	1	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.934	$18.039	$15.646	$16.695	$13.369	$10.629	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.441	$23.934	$18.039	$15.646	$16.695	$13.369	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.752	$17.929	$15.574	$16.642	$13.347	$10.628	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.227	$23.752	$17.929	$15.574	$16.642	$13.347	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223	$7.011
Accumulation Unit Value at end of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285	5,544
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646	$7.166	$6.966
Accumulation Unit Value at end of period	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646	$7.166
Number of Accumulation Units outstanding at end of period (in thousands)	972	1,376	1,861	2,428	3,497	3,499	3,555	3,543	3,280	2,674

35

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152	$6.956
Accumulation Unit Value at end of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Number of Accumulation Units outstanding at end of period (in thousands)	451	563	894	1,137	1,408	1,694	1,669	1,362	1,329	1,313
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096	$6.912
Accumulation Unit Value at end of period	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096
Number of Accumulation Units outstanding at end of period (in thousands)	777	1,032	1,219	1,649	2,249	3,075	3,502	5,334	7,411	9,563
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096	$6.912
Accumulation Unit Value at end of period	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096
Number of Accumulation Units outstanding at end of period (in thousands)	777	1,032	1,219	1,649	2,249	3,075	3,502	5,334	7,411	9,563
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125	$11.828
Accumulation Unit Value at end of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819	2,871
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125	$11.828
Accumulation Unit Value at end of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819	2,871
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490	$7.048	$6.879
Accumulation Unit Value at end of period	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429	$4.580	$8.146	$7.490	$7.048
Number of Accumulation Units outstanding at end of period (in thousands)	67	96	137	173	241	315	305	302	295	318
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916	$12.807	$12.063	$11.785
Accumulation Unit Value at end of period	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961	$7.816	$13.916	$12.807	$12.063
Number of Accumulation Units outstanding at end of period (in thousands)	67	136	174	192	196	208	260	312	349	401
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080	$7.440	$7.011	$6.854
Accumulation Unit Value at end of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080	$7.440	$7.011
Number of Accumulation Units outstanding at end of period (in thousands)	578	685	597	679	612	347	143	195	263	388
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080	$7.440	$7.011	$6.854
Accumulation Unit Value at end of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$8.080	$7.440	$7.011
Number of Accumulation Units outstanding at end of period (in thousands)	578	685	597	679	612	347	143	195	263	388
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,034	1,103	925	944	734	331	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.537	$7.824	$7.240	$7.805	$6.273	$4.482	$7.996	$7.374	$6.959	$6.813

36

Accumulation Unit Value at end of period	$11.039	$10.537	$7.824	$7.240	$7.805	$6.273	$4.482	$7.996	$7.374	$6.959
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	59	59	63	71	88	53	14	12
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.573	$17.512	$16.214	$17.486	$14.062	$10.052	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.684	$23.573	$17.512	$16.214	$17.486	$14.062	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	22	22	25	12	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.513	$17.476	$16.189	$17.468	$14.054	$10.052	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.609	$23.513	$17.476	$16.189	$17.468	$14.054	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	5	6	4	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.334	$17.369	$16.114	$17.413	$14.031	$10.050	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.385	$23.334	$17.369	$16.114	$17.413	$14.031	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	3	5	7	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758	$13.755
Accumulation Unit Value at end of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Number of Accumulation Units outstanding at end of period (in thousands)	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698	4,184
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539	$13.650	$13.668
Accumulation Unit Value at end of period	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539	$13.650
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,348	2,120	2,607	3,253	3,540	3,431	3,268	2,932	2,536
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623	$13.648
Accumulation Unit Value at end of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Number of Accumulation Units outstanding at end of period (in thousands)	519	676	923	1,051	1,267	1,523	1,503	1,348	1,068	820
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516	$13.561
Accumulation Unit Value at end of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Number of Accumulation Units outstanding at end of period (in thousands)	744	952	1,250	1,498	1,906	2,348	2,710	4,651	5,599	6,166
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516	$13.561
Accumulation Unit Value at end of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Number of Accumulation Units outstanding at end of period (in thousands)	744	952	1,250	1,498	1,906	2,348	2,710	4,651	5,599	6,166
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946	$14.013
Accumulation Unit Value at end of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Number of Accumulation Units outstanding at end of period (in thousands)	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561	4,993
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946	$14.013

37

Accumulation Unit Value at end of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Number of Accumulation Units outstanding at end of period (in thousands)	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561	4,993
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242	$13.424	$13.496
Accumulation Unit Value at end of period	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863	$12.865	$14.789	$14.242	$13.424
Number of Accumulation Units outstanding at end of period (in thousands)	91	113	160	160	220	263	234	208	191	178
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254	$14.705	$13.874	$13.963
Accumulation Unit Value at end of period	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330	$13.256	$15.254	$14.705	$13.874
Number of Accumulation Units outstanding at end of period (in thousands)	114	162	227	248	272	307	341	330	353	310
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355	$13.447
Accumulation Unit Value at end of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	653	720	646	674	570	324	82	118	144	155
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355	$13.447
Accumulation Unit Value at end of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$14.669	$14.148	$13.355
Number of Accumulation Units outstanding at end of period (in thousands)	653	720	646	674	570	324	82	118	144	155
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,437	1,481	1,276	1,154	849	450	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.915	$18.744	$16.997	$16.965	$15.649	$12.729	$14.677	$14.177	$13.403	$13.515
Accumulation Unit Value at end of period	$18.830	$18.915	$18.744	$16.997	$16.965	$15.649	$12.729	$14.677	$14.177	$13.403
Number of Accumulation Units outstanding at end of period (in thousands)	34	45	46	51	64	66	46	29	27	10
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.551	$15.417	$13.988	$13.968	$12.891	$10.491	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.473	$15.551	$15.417	$13.988	$13.968	$12.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	56	75	74	32	3	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.511	$15.386	$13.966	$13.954	$12.884	$10.490	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.426	$15.511	$15.386	$13.966	$13.954	$12.884	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	36	24	44	6	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.393	$15.291	$13.901	$13.910	$12.863	$10.489	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.285	$15.393	$15.291	$13.901	$13.910	$12.863	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	23	23	20	18	1	—	—	—	—

Sub-Account	As of December 31,

38

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024	$1.013
Accumulation Unit Value at end of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457	32,249
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016	$1.006
Accumulation Unit Value at end of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480	16,896
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014	$1.005
Accumulation Unit Value at end of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181	4,321
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006	$0.998
Accumulation Unit Value at end of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Number of Accumulation Units outstanding at end of period (in thousands)	9,427	12,434	18,751	25,260	26,655	37,367	76,418	55,442	46,529	52,232
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006	$0.998
Accumulation Unit Value at end of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Number of Accumulation Units outstanding at end of period (in thousands)	9,427	12,434	18,751	25,260	26,655	37,367	76,418	55,442	46,529	52,232
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050	$1.043
Accumulation Unit Value at end of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206	28,766
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050	$1.043
Accumulation Unit Value at end of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206	28,766
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023	$0.999	$0.993
Accumulation Unit Value at end of period	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025	$1.048	$1.049	$1.023	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	1,310	2,628	3,434	3,885	4,707	4,317	7,940	8,537	3,741	2,420
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095	$1.068	$1.044	$1.040
Accumulation Unit Value at end of period	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092	$1.095	$1.068	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	1,600	1,988	3,283	3,679	4,166	6,297	10,493	6,875	3,426	4,172
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041	$1.016	$0.994	$0.990
Accumulation Unit Value at end of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041	$1.016	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	3,094	4,086	6,659	9,911	5,688	4,455	2,858	2,686	1,483	1,399
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

39

Accumulation Unit Value at beginning of period	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041	$1.016	$0.994	$0.990
Accumulation Unit Value at end of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$1.041	$1.016	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	3,094	4,086	6,659	9,911	5,688	4,455	2,858	2,686	1,483	1,399
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,172	8,509	13,434	12,863	7,480	7,564	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.907	$0.931	$0.955	$0.980	$1.005	$1.030	$1.035	$1.011	$0.991	$0.988
Accumulation Unit Value at end of period	$0.885	$0.907	$0.931	$0.955	$0.980	$1.005	$1.030	$1.035	$1.011	$0.991
Number of Accumulation Units outstanding at end of period (in thousands)	157	223	624	718	890	711	906	167	121	45
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.769	$9.000	$9.237	$9.481	$9.730	$9.980	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.553	$8.769	$9.000	$9.237	$9.481	$9.730	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	6	17	30	26	19	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.747	$8.982	$9.223	$9.471	$9.725	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.527	$8.747	$8.982	$9.223	$9.471	$9.725	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	21	31	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.680	$8.927	$9.180	$9.441	$9.709	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.449	$8.680	$8.927	$9.180	$9.441	$9.709	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	521	896	485	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.110	$10.256	$9.186	$10.720	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.020	$14.110	$10.256	$9.186	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	275	341	465	344	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	159	191	109	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	296	388	194	—	—	—	—	—	—

40

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	296	388	194	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	438	529	763	1,125	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	438	529	763	1,125	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.953	$10.183	$9.157	$10.715	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.794	$13.953	$10.183	$9.157	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	31	28	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.914	$10.165	$9.150	$10.713	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.738	$13.914	$10.165	$9.150	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	64	67	19	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	118	123	50	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	118	123	50	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.876	$10.147	$9.143	$10.712	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.683	$13.876	$10.147	$9.143	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	179	161	91	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.837	$10.128	$9.136	$10.711	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.627	$13.837	$10.128	$9.136	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	19	11	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.818	$10.119	$9.132	$10.710	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.599	$13.818	$10.119	$9.132	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	11	11	3	—	—	—	—	—	—

41

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.798	$10.110	$9.128	$10.709	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.572	$13.798	$10.110	$9.128	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	3	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.741	$10.083	$9.118	$10.707	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.489	$13.741	$10.083	$9.118	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	2	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273	$9.626
Accumulation Unit Value at end of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Number of Accumulation Units outstanding at end of period (in thousands)	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021	10
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260	$9.623
Accumulation Unit Value at end of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Number of Accumulation Units outstanding at end of period (in thousands)	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063	35
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256	$9.622
Accumulation Unit Value at end of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Number of Accumulation Units outstanding at end of period (in thousands)	223	286	389	495	626	809	870	901	940	11
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243	$9.620
Accumulation Unit Value at end of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Number of Accumulation Units outstanding at end of period (in thousands)	239	302	401	509	678	846	1,048	1,685	2,373	5
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243	$9.620
Accumulation Unit Value at end of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Number of Accumulation Units outstanding at end of period (in thousands)	239	302	401	509	678	846	1,048	1,685	2,373	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230	$9.617
Accumulation Unit Value at end of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758	36
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230	$9.617
Accumulation Unit Value at end of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758	36
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668	$10.226	$9.617
Accumulation Unit Value at end of period	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569	$8.425	$12.335	$11.668	$10.226
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	15	15	24	27	41	54	84	6

42

With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.300	$11.647	$10.217	$9.615
Accumulation Unit Value at end of period	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518	$8.393	$12.300	$11.647	$10.217
Number of Accumulation Units outstanding at end of period (in thousands)	38	46	54	67	80	109	105	179	215	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213	$9.614
Accumulation Unit Value at end of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213
Number of Accumulation Units outstanding at end of period (in thousands)	248	310	353	457	334	132	39	56	77	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213	$9.614
Accumulation Unit Value at end of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$12.282	$11.636	$10.213
Number of Accumulation Units outstanding at end of period (in thousands)	248	310	353	457	334	132	39	56	77	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.294	$12.126	$10.912	$11.190	$10.467	$8.361	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	666	710	568	608	505	322	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.159	$12.031	$10.838	$11.125	$10.417	$8.329	$12.230	$11.604	$10.200	$9.612
Accumulation Unit Value at end of period	$15.982	$15.159	$12.031	$10.838	$11.125	$10.417	$8.329	$12.230	$11.604	$10.200
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	9	8	8	8	8	12	4	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.472	$14.668	$13.219	$13.576	$12.718	$10.174	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.465	$18.472	$14.668	$13.219	$13.576	$12.718	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	7	8	4	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.425	$14.638	$13.199	$13.562	$12.711	$10.174	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.405	$18.425	$14.638	$13.199	$13.562	$12.711	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.285	$14.549	$13.138	$13.519	$12.691	$10.172	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.229	$18.285	$14.549	$13.138	$13.519	$12.691	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078	$1.079
Accumulation Unit Value at end of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282	59,642
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071	$1.073

43

Accumulation Unit Value at end of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Number of Accumulation Units outstanding at end of period (in thousands)	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221	48,350
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069	$1.072
Accumulation Unit Value at end of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Number of Accumulation Units outstanding at end of period (in thousands)	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498	12,506
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062	$1.066
Accumulation Unit Value at end of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412	63,924
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062	$1.066
Accumulation Unit Value at end of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Number of Accumulation Units outstanding at end of period (in thousands)	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412	63,924
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057	$1.063
Accumulation Unit Value at end of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522	85,359
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057	$1.063
Accumulation Unit Value at end of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522	85,359
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068	$1.055	$1.061
Accumulation Unit Value at end of period	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192	$1.219	$1.110	$1.068	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	750	879	1,143	1,351	1,824	2,617	3,818	2,146	1,757	2,147
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105	$1.064	$1.052	$1.059
Accumulation Unit Value at end of period	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184	$1.212	$1.105	$1.064	$1.052
Number of Accumulation Units outstanding at end of period (in thousands)	1,257	1,559	1,903	2,217	3,287	4,426	5,703	5,155	5,221	5,234
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049	$1.057
Accumulation Unit Value at end of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049
Number of Accumulation Units outstanding at end of period (in thousands)	5,170	6,392	8,181	9,360	7,501	3,756	1,175	1,361	1,691	1,973
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049	$1.057
Accumulation Unit Value at end of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$1.101	$1.061	$1.049
Number of Accumulation Units outstanding at end of period (in thousands)	5,170	6,392	8,181	9,360	7,501	3,756	1,175	1,361	1,691	1,973
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15,441	16,541	18,828	13,087	10,038	6,911	—	—	—	—

44

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.197	$1.261	$1.263	$1.200	$1.168	$1.199	$1.095	$1.056	$1.046	$1.056
Accumulation Unit Value at end of period	$1.215	$1.197	$1.261	$1.263	$1.200	$1.168	$1.199	$1.095	$1.056	$1.046
Number of Accumulation Units outstanding at end of period (in thousands)	297	342	415	579	638	770	996	455	54	100
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.293	$10.849	$10.866	$10.334	$10.063	$10.329	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.444	$10.293	$10.849	$10.866	$10.334	$10.063	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	23	18	12	10	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.267	$10.827	$10.849	$10.324	$10.058	$10.329	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.412	$10.267	$10.827	$10.849	$10.324	$10.058	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	6	10	22	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.189	$10.760	$10.799	$10.291	$10.041	$10.327	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.317	$10.189	$10.760	$10.799	$10.291	$10.041	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	7	5	11	7	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636	$1.411
Accumulation Unit Value at end of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Number of Accumulation Units outstanding at end of period (in thousands)	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925	3,337
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625	$1.404
Accumulation Unit Value at end of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Number of Accumulation Units outstanding at end of period (in thousands)	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735	3,816
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622	$1.402
Accumulation Unit Value at end of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Number of Accumulation Units outstanding at end of period (in thousands)	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449	914
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611	$1.395
Accumulation Unit Value at end of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Number of Accumulation Units outstanding at end of period (in thousands)	756	899	1,088	1,367	2,027	2,545	3,388	5,947	5,190	6,375
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611	$1.395
Accumulation Unit Value at end of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Number of Accumulation Units outstanding at end of period (in thousands)	756	899	1,088	1,367	2,027	2,545	3,388	5,947	5,190	6,375
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604	$1.390
Accumulation Unit Value at end of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604

45

Number of Accumulation Units outstanding at end of period (in thousands)	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846	4,900
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604	$1.390
Accumulation Unit Value at end of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604
Number of Accumulation Units outstanding at end of period (in thousands)	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846	4,900
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007	$1.600	$1.388
Accumulation Unit Value at end of period	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735	$1.312	$2.251	$2.007	$1.600
Number of Accumulation Units outstanding at end of period (in thousands)	125	197	240	254	296	321	366	430	96	91
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$2.240	$1.999	$1.596	$1.385
Accumulation Unit Value at end of period	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723	$1.304	$2.240	$1.999	$1.596
Number of Accumulation Units outstanding at end of period (in thousands)	136	168	147	211	378	458	546	699	779	935
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592	$1.383
Accumulation Unit Value at end of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592
Number of Accumulation Units outstanding at end of period (in thousands)	917	955	883	859	792	243	60	174	194	178
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592	$1.383
Accumulation Unit Value at end of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$2.233	$1.993	$1.592
Number of Accumulation Units outstanding at end of period (in thousands)	917	955	883	859	792	243	60	174	194	178
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,556	1,492	1,268	1,835	981	642	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.222	$1.916	$1.701	$1.871	$1.700	$1.290	$2.219	$1.984	$1.587	$1.381
Accumulation Unit Value at end of period	$2.174	$2.222	$1.916	$1.701	$1.871	$1.700	$1.290	$2.219	$1.984	$1.587
Number of Accumulation Units outstanding at end of period (in thousands)	36	62	77	113	125	148	159	78	9	9
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.296	$15.778	$14.016	$15.425	$14.027	$10.645	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.886	$18.296	$15.778	$14.016	$15.425	$14.027	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	2	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.250	$15.746	$13.995	$15.409	$14.020	$10.645	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.831	$18.250	$15.746	$13.995	$15.409	$14.020	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	4	—	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.111	$15.649	$13.930	$15.361	$13.997	$10.643	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.669	$18.111	$15.649	$13.930	$15.361	$13.997	$—	$—	$—	$—

46

Number of Accumulation Units outstanding at end of period (in thousands)	5	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491	$1.410
Accumulation Unit Value at end of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Number of Accumulation Units outstanding at end of period (in thousands)	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309	28,216
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482	$1.403
Accumulation Unit Value at end of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353	15,511
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479	$1.400
Accumulation Unit Value at end of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Number of Accumulation Units outstanding at end of period (in thousands)	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982	5,700
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469	$1.394
Accumulation Unit Value at end of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029	58,829
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469	$1.394
Accumulation Unit Value at end of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029	58,829
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462	$1.389
Accumulation Unit Value at end of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773	31,476
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462	$1.389
Accumulation Unit Value at end of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773	31,476
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587	$1.459	$1.387
Accumulation Unit Value at end of period	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513	$1.188	$1.700	$1.587	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	259	341	593	651	899	1,057	1,262	1,272	1,731	2,108
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692	$1.581	$1.455	$1.384
Accumulation Unit Value at end of period	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502	$1.181	$1.692	$1.581	$1.455
Number of Accumulation Units outstanding at end of period (in thousands)	510	683	999	1,209	1,699	2,045	2,306	3,366	4,053	4,299
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452	$1.382
Accumulation Unit Value at end of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452

47

Number of Accumulation Units outstanding at end of period (in thousands)	2,772	3,131	3,119	3,589	2,902	1,868	837	1,073	1,168	1,713
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452	$1.382
Accumulation Unit Value at end of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$1.686	$1.577	$1.452
Number of Accumulation Units outstanding at end of period (in thousands)	2,772	3,131	3,119	3,589	2,902	1,868	837	1,073	1,168	1,713
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6,367	6,092	5,754	5,468	3,865	1,816	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.044	$1.628	$1.505	$1.649	$1.483	$1.168	$1.676	$1.570	$1.447	$1.380
Accumulation Unit Value at end of period	$2.081	$2.044	$1.628	$1.505	$1.649	$1.483	$1.168	$1.676	$1.570	$1.447
Number of Accumulation Units outstanding at end of period (in thousands)	132	203	187	162	195	163	186	239	93	43
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.890	$14.254	$13.185	$14.454	$13.000	$10.246	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.204	$17.890	$14.254	$13.185	$14.454	$13.000	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	13	14	19	14	7	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.845	$14.225	$13.164	$14.439	$12.993	$10.246	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.149	$17.845	$14.225	$13.164	$14.439	$12.993	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	11	16	6	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.709	$14.138	$13.103	$14.394	$12.972	$10.244	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.984	$17.709	$14.138	$13.103	$14.394	$12.972	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	5	6	6	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	112	101	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	46	44	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	25	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)

48

Accumulation Unit Value at beginning of period	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	49	29	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	49	29	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	159	122	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	159	122	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.141	$9.809	$10.005	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.881	$13.141	$9.809	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	20	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.117	$9.800	$10.003	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.117	$9.800	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	23	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	33	23	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.093	$9.792	$10.002	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.803	$13.093	$9.792	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	31	25	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.069	$9.784	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.764	$13.069	$9.784	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.057	$9.780	$9.999	$—	$—	$—	$—	$—	$—	$—

49

Accumulation Unit Value at end of period	$13.744	$13.057	$9.780	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.045	$9.776	$9.998	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.725	$13.045	$9.776	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.009	$9.764	$9.996	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.666	$13.009	$9.764	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,673	1,902	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	998	493	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	221	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	293	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	293	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,186	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,186	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.870	$9.972	$—	$—	$—	$—	$—	$—	$—	$—

50

Accumulation Unit Value at end of period	$9.652	$9.870	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	50	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.864	$9.971	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.637	$9.864	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	39	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	228	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	228	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.859	$9.970	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$9.859	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,068	442	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.853	$9.969	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.606	$9.853	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.850	$9.968	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.598	$9.850	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.847	$9.967	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.591	$9.847	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.838	$9.965	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.568	$9.838	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327	$11.598
Accumulation Unit Value at end of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327

51

Number of Accumulation Units outstanding at end of period (in thousands)	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629	224
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287	$11.577
Accumulation Unit Value at end of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Number of Accumulation Units outstanding at end of period (in thousands)	246	402	524	675	951	1,135	1,128	909	610	313
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273	$11.570
Accumulation Unit Value at end of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Number of Accumulation Units outstanding at end of period (in thousands)	62	107	138	189	229	289	293	174	77	31
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232	$11.549
Accumulation Unit Value at end of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Number of Accumulation Units outstanding at end of period (in thousands)	82	146	131	248	245	270	306	438	390	317
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232	$11.549
Accumulation Unit Value at end of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Number of Accumulation Units outstanding at end of period (in thousands)	82	146	131	248	245	270	306	438	390	317
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192	$11.528
Accumulation Unit Value at end of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Number of Accumulation Units outstanding at end of period (in thousands)	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327	619
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192	$11.528
Accumulation Unit Value at end of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Number of Accumulation Units outstanding at end of period (in thousands)	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327	619
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984	$12.178	$11.521
Accumulation Unit Value at end of period	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455	$9.659	$14.382	$13.984	$12.178
Number of Accumulation Units outstanding at end of period (in thousands)	15	24	35	40	43	56	63	50	33	18
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$14.322	$13.939	$12.152	$11.507
Accumulation Unit Value at end of period	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384	$9.609	$14.322	$13.939	$12.152
Number of Accumulation Units outstanding at end of period (in thousands)	18	33	26	32	52	63	56	54	40	24
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138	$11.500
Accumulation Unit Value at end of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138
Number of Accumulation Units outstanding at end of period (in thousands)	87	119	109	117	82	32	6	6	2	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138	$11.500
Accumulation Unit Value at end of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$14.292	$13.917	$12.138
Number of Accumulation Units outstanding at end of period (in thousands)	87	119	109	117	82	32	6	6	2	—
With The Hartford's Principal First (75 BPS)

52

Accumulation Unit Value at beginning of period	$20.496	$15.279	$13.748	$14.192	$11.315	$9.560	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	280	298	254	210	111	63	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.292	$15.142	$13.638	$14.093	$11.247	$9.512	$14.206	$13.854	$12.102	$11.483
Accumulation Unit Value at end of period	$20.248	$20.292	$15.142	$13.638	$14.093	$11.247	$9.512	$14.206	$13.854	$12.102
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	10	13	16	19	21	18	12	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.245	$16.608	$14.966	$15.472	$12.354	$10.454	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.186	$22.245	$16.608	$14.966	$15.472	$12.354	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	4	—	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.188	$16.574	$14.943	$15.456	$12.347	$10.453	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.118	$22.188	$16.574	$14.943	$15.456	$12.347	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.020	$16.473	$14.874	$15.408	$12.327	$10.452	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.917	$22.020	$16.473	$14.874	$15.408	$12.327	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	1	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335	$1.285
Accumulation Unit Value at end of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Number of Accumulation Units outstanding at end of period (in thousands)	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947	26,828
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327	$1.278
Accumulation Unit Value at end of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Number of Accumulation Units outstanding at end of period (in thousands)	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253	14,110
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324	$1.276
Accumulation Unit Value at end of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596	4,969
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316	$1.270
Accumulation Unit Value at end of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Number of Accumulation Units outstanding at end of period (in thousands)	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580	45,713
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316	$1.270
Accumulation Unit Value at end of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Number of Accumulation Units outstanding at end of period (in thousands)	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580	45,713

53

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309	$1.266
Accumulation Unit Value at end of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936	21,919
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309	$1.266
Accumulation Unit Value at end of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936	21,919
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446	$1.307	$1.264
Accumulation Unit Value at end of period	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980	$0.677	$1.436	$1.446	$1.307
Number of Accumulation Units outstanding at end of period (in thousands)	355	374	565	705	788	1,027	802	955	1,490	1,665
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$1.429	$1.441	$1.303	$1.261
Accumulation Unit Value at end of period	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973	$0.673	$1.429	$1.441	$1.303
Number of Accumulation Units outstanding at end of period (in thousands)	635	935	987	1,146	1,711	1,683	1,846	2,500	4,032	4,931
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.300	$1.259
Accumulation Unit Value at end of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.300
Number of Accumulation Units outstanding at end of period (in thousands)	1,813	1,865	1,813	1,975	1,737	1,049	712	770	1,277	1,734
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.300	$1.259
Accumulation Unit Value at end of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$1.424	$1.437	$1.300
Number of Accumulation Units outstanding at end of period (in thousands)	1,813	1,865	1,813	1,975	1,737	1,049	712	770	1,277	1,734
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,157	2,705	2,611	2,421	2,022	1,722	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.421	$1.090	$0.950	$1.005	$0.960	$0.666	$1.416	$1.430	$1.296	$1.257
Accumulation Unit Value at end of period	$1.477	$1.421	$1.090	$0.950	$1.005	$0.960	$0.666	$1.416	$1.430	$1.296
Number of Accumulation Units outstanding at end of period (in thousands)	115	183	237	260	286	347	429	394	120	66
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.923	$16.822	$14.668	$15.528	$14.846	$10.295	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.775	$21.923	$16.822	$14.668	$15.528	$14.846	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	—	2	2	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.867	$16.787	$14.645	$15.512	$14.838	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.705	$21.867	$16.787	$14.645	$15.512	$14.838	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	1	1	—	—	—	—	—

54

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.701	$16.685	$14.577	$15.463	$14.813	$10.293	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.499	$21.701	$16.685	$14.577	$15.463	$14.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	7	8	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Core Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322	$6.323
Accumulation Unit Value at end of period	$11.163	$10.207	$7.713	$6.750	$6.937	$6.019	$4.623	$7.729	$7.073	$6.322
Number of Accumulation Units outstanding at end of period (in thousands)	169	214	249	314	361	418	476	556	727	966
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.007	$7.573	$6.637	$6.831	$5.936	$4.566	$7.645	$7.007	$6.272	$6.283
Accumulation Unit Value at end of period	$10.927	$10.007	$7.573	$6.637	$6.831	$5.936	$4.566	$7.645	$7.007	$6.272
Number of Accumulation Units outstanding at end of period (in thousands)	50	94	71	95	121	152	191	233	264	335
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260	$6.274
Accumulation Unit Value at end of period	$10.857	$9.947	$7.532	$6.604	$6.800	$5.913	$4.550	$7.623	$6.990	$6.260
Number of Accumulation Units outstanding at end of period (in thousands)	60	56	68	78	82	89	119	149	214	279
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211	$6.234
Accumulation Unit Value at end of period	$10.627	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211
Number of Accumulation Units outstanding at end of period (in thousands)	124	139	162	177	206	269	357	485	694	884
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211	$6.234
Accumulation Unit Value at end of period	$10.627	$9.751	$7.394	$6.494	$6.697	$5.831	$4.494	$7.540	$6.924	$6.211
Number of Accumulation Units outstanding at end of period (in thousands)	124	139	162	177	206	269	357	485	694	884
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131	$8.174
Accumulation Unit Value at end of period	$13.727	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	49	49	54	79	96	128	143	175
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131	$8.174
Accumulation Unit Value at end of period	$13.727	$12.614	$9.580	$8.426	$8.702	$7.589	$5.858	$9.842	$9.052	$8.131
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	49	49	54	79	96	128	143	175
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.531	$7.242	$6.373	$6.585	$5.745	$4.437	$7.459	$6.863	$6.168	$6.204
Accumulation Unit Value at end of period	$10.366	$9.531	$7.242	$6.373	$6.585	$5.745	$4.437	$7.459	$6.863	$6.168
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	6	6	7	8	24	37	48
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.400	$9.431	$8.307	$8.593	$7.505	$5.802	$9.762	$8.992	$8.090	$8.145
Accumulation Unit Value at end of period	$13.473	$12.400	$9.431	$8.307	$8.593	$7.505	$5.802	$9.762	$8.992	$8.090
Number of Accumulation Units outstanding at end of period (in thousands)	21	32	26	32	33	27	36	35	47	49

55

With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.369	$7.130	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137	$6.182
Accumulation Unit Value at end of period	$10.175	$9.369	$7.130	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137
Number of Accumulation Units outstanding at end of period (in thousands)	80	72	69	68	62	33	25	32	43	39
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.369	$7.130	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137	$6.182
Accumulation Unit Value at end of period	$10.175	$9.369	$7.130	$6.283	$6.502	$5.682	$4.395	$7.398	$6.818	$6.137
Number of Accumulation Units outstanding at end of period (in thousands)	80	72	69	68	62	33	25	32	43	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.283	$7.067	$6.231	$6.452	$5.641	$4.365	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.076	$9.283	$7.067	$6.231	$6.452	$5.641	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	47	54	61	50	45	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.190	$7.004	$6.182	$6.407	$5.607	$4.343	$7.323	$6.758	$6.092	$6.146
Accumulation Unit Value at end of period	$9.966	$9.190	$7.004	$6.182	$6.407	$5.607	$4.343	$7.323	$6.758	$6.092
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	11	11	12	13	7	5	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.877	$16.681	$14.730	$15.274	$13.374	$10.364	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.712	$21.877	$16.681	$14.730	$15.274	$13.374	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.822	$16.647	$14.707	$15.258	$13.366	$10.364	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.639	$21.822	$16.647	$14.707	$15.258	$13.366	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.656	$16.545	$14.639	$15.210	$13.344	$10.362	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.424	$21.656	$16.545	$14.639	$15.210	$13.344	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412	$10.780
Accumulation Unit Value at end of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Number of Accumulation Units outstanding at end of period (in thousands)	245	305	208	253	284	326	367	378	321	199
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828	$11.323	$10.712
Accumulation Unit Value at end of period	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828	$11.323
Number of Accumulation Units outstanding at end of period (in thousands)	65	93	121	127	145	169	158	191	197	142
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300	$10.696

56

Accumulation Unit Value at end of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Number of Accumulation Units outstanding at end of period (in thousands)	18	27	47	62	80	99	121	114	100	60
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212	$10.628
Accumulation Unit Value at end of period	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212
Number of Accumulation Units outstanding at end of period (in thousands)	23	32	75	67	56	70	92	142	229	290
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212	$10.628
Accumulation Unit Value at end of period	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212
Number of Accumulation Units outstanding at end of period (in thousands)	23	32	75	67	56	70	92	142	229	290
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271	$11.649
Accumulation Unit Value at end of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	79	97	142	144	163	213	287	396	368	176
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271	$11.649
Accumulation Unit Value at end of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	79	97	142	144	163	213	287	396	368	176
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545	$11.136	$10.577
Accumulation Unit Value at end of period	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084	$9.364	$14.462	$13.545	$11.136
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	13	11	9	9	9	7	5	9
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823	$14.835	$12.208	$11.607
Accumulation Unit Value at end of period	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195	$10.235	$15.823	$14.835	$12.208
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	8	8	5	11	12	13	15	14
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344	$13.456	$11.079	$10.539
Accumulation Unit Value at end of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344	$13.456	$11.079
Number of Accumulation Units outstanding at end of period (in thousands)	58	53	52	40	29	14	3	8	5	9
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344	$13.456	$11.079	$10.539
Accumulation Unit Value at end of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$14.344	$13.456	$11.079
Number of Accumulation Units outstanding at end of period (in thousands)	58	53	52	40	29	14	3	8	5	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	64	63	59	25	18	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.125	$14.547	$12.098	$12.972	$11.843	$9.205	$14.259	$13.395	$11.045	$10.523
Accumulation Unit Value at end of period	$18.353	$18.125	$14.547	$12.098	$12.972	$11.843	$9.205	$14.259	$13.395	$11.045

57

Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	2	1	1	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.792	$16.695	$13.892	$14.903	$13.613	$10.586	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.043	$20.792	$16.695	$13.892	$14.903	$13.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.739	$16.661	$13.871	$14.888	$13.606	$10.585	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.979	$20.739	$16.661	$13.871	$14.888	$13.606	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.581	$16.559	$13.807	$14.841	$13.583	$10.584	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.788	$20.581	$16.559	$13.807	$14.841	$13.583	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290	$4.927
Accumulation Unit Value at end of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Number of Accumulation Units outstanding at end of period (in thousands)	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916	951
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558	$5.248	$4.896
Accumulation Unit Value at end of period	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558	$5.248
Number of Accumulation Units outstanding at end of period (in thousands)	500	469	540	855	610	610	726	662	442	475
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238	$4.889
Accumulation Unit Value at end of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Number of Accumulation Units outstanding at end of period (in thousands)	130	192	238	293	285	309	308	303	217	243
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197	$4.858
Accumulation Unit Value at end of period	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197
Number of Accumulation Units outstanding at end of period (in thousands)	196	199	231	278	310	398	520	825	991	1,242
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197	$4.858
Accumulation Unit Value at end of period	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197
Number of Accumulation Units outstanding at end of period (in thousands)	196	199	231	278	310	398	520	825	991	1,242
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732	$7.239
Accumulation Unit Value at end of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732
Number of Accumulation Units outstanding at end of period (in thousands)	533	664	965	687	766	860	792	832	524	388
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732	$7.239
Accumulation Unit Value at end of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732

58

Number of Accumulation Units outstanding at end of period (in thousands)	533	664	965	687	766	860	792	832	524	388
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445	$5.161	$4.834
Accumulation Unit Value at end of period	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313	$3.947	$6.451	$5.445	$5.161
Number of Accumulation Units outstanding at end of period (in thousands)	13	30	47	49	54	70	79	98	99	70
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595	$8.107	$7.693	$7.213
Accumulation Unit Value at end of period	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887	$5.865	$9.595	$8.107	$7.693
Number of Accumulation Units outstanding at end of period (in thousands)	45	53	53	52	51	63	55	84	110	164
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135	$4.817
Accumulation Unit Value at end of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135
Number of Accumulation Units outstanding at end of period (in thousands)	286	294	275	162	60	46	43	63	108	112
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135	$4.817
Accumulation Unit Value at end of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$6.398	$5.409	$5.135
Number of Accumulation Units outstanding at end of period (in thousands)	286	294	275	162	60	46	43	63	108	112
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	443	488	481	235	171	188	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.764	$6.569	$5.741	$5.908	$5.255	$3.915	$6.418	$5.433	$5.166	$4.853
Accumulation Unit Value at end of period	$9.307	$8.764	$6.569	$5.741	$5.908	$5.255	$3.915	$6.418	$5.433	$5.166
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	23	25	24	25	33	35	10	3
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.546	$16.908	$14.783	$15.222	$13.546	$10.098	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.932	$22.546	$16.908	$14.783	$15.222	$13.546	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.489	$16.874	$14.760	$15.206	$13.538	$10.097	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.859	$22.489	$16.874	$14.760	$15.206	$13.538	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.317	$16.771	$14.692	$15.159	$13.516	$10.096	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.642	$22.317	$16.771	$14.692	$15.159	$13.516	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	2	2	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

59

MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,700	2,263	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.473	$10.139	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.569	$10.473	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	562	1,372	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	466	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.462	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	785	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.462	$10.136	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.538	$10.462	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	785	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,272	1,777	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,272	1,777	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.451	$10.134	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.506	$10.451	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	56	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.446	$10.132	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.490	$10.446	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	133	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	439	500	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—	$—

60

Accumulation Unit Value at end of period	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	439	500	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.441	$10.131	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.474	$10.441	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	674	817	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.435	$10.129	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.458	$10.435	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.433	$10.129	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.450	$10.433	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	11	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.430	$10.128	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.442	$10.430	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	9	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.422	$10.126	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.419	$10.422	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	11	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Growth Stock Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178	$6.014
Accumulation Unit Value at end of period	$10.750	$9.811	$7.659	$6.660	$6.735	$6.091	$4.439	$7.153	$6.534	$6.178
Number of Accumulation Units outstanding at end of period (in thousands)	391	467	860	839	939	1,250	1,373	1,654	1,833	1,961
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.618	$7.519	$6.548	$6.632	$6.007	$4.385	$7.076	$6.473	$6.129	$5.975
Accumulation Unit Value at end of period	$10.523	$9.618	$7.519	$6.548	$6.632	$6.007	$4.385	$7.076	$6.473	$6.129
Number of Accumulation Units outstanding at end of period (in thousands)	151	176	218	782	396	529	561	619	663	752
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117	$5.967
Accumulation Unit Value at end of period	$10.455	$9.560	$7.478	$6.516	$6.603	$5.983	$4.369	$7.055	$6.457	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	146	175	284	398	453	613	659	540	564	619
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069	$5.929
Accumulation Unit Value at end of period	$10.234	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069
Number of Accumulation Units outstanding at end of period (in thousands)	303	346	472	588	611	840	1,040	1,393	2,170	3,078
With Earnings Protection Benefit and Optional Death Benefit

61

Accumulation Unit Value at beginning of period	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069	$5.929
Accumulation Unit Value at end of period	$10.234	$9.372	$7.342	$6.407	$6.502	$5.901	$4.316	$6.978	$6.396	$6.069
Number of Accumulation Units outstanding at end of period (in thousands)	303	346	472	588	611	840	1,040	1,393	2,170	3,078
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667	$7.501
Accumulation Unit Value at end of period	$12.754	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	133	189	313	343	327	556	571	664	663	650
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667	$7.501
Accumulation Unit Value at end of period	$12.754	$11.698	$9.178	$8.021	$8.152	$7.409	$5.427	$8.789	$8.068	$7.667
Number of Accumulation Units outstanding at end of period (in thousands)	133	189	313	343	327	556	571	664	663	650
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.161	$7.191	$6.287	$6.393	$5.814	$4.261	$6.903	$6.340	$6.028	$5.900
Accumulation Unit Value at end of period	$9.983	$9.161	$7.191	$6.287	$6.393	$5.814	$4.261	$6.903	$6.340	$6.028
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	23	47	42	45	48	51	80	128
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.500	$9.036	$7.908	$8.050	$7.327	$5.375	$8.718	$8.015	$7.628	$7.473
Accumulation Unit Value at end of period	$12.519	$11.500	$9.036	$7.908	$8.050	$7.327	$5.375	$8.718	$8.015	$7.628
Number of Accumulation Units outstanding at end of period (in thousands)	41	48	47	60	60	52	55	63	82	88
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.005	$7.079	$6.199	$6.313	$5.749	$4.220	$6.847	$6.298	$5.997	$5.879
Accumulation Unit Value at end of period	$9.798	$9.005	$7.079	$6.199	$6.313	$5.749	$4.220	$6.847	$6.298	$5.997
Number of Accumulation Units outstanding at end of period (in thousands)	123	139	138	123	83	62	42	82	89	94
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.005	$7.079	$6.199	$6.313	$5.749	$4.220	$6.847	$6.298	$5.997	$5.879
Accumulation Unit Value at end of period	$9.798	$9.005	$7.079	$6.199	$6.313	$5.749	$4.220	$6.847	$6.298	$5.997
Number of Accumulation Units outstanding at end of period (in thousands)	123	139	138	123	83	62	42	82	89	94
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.217	$7.250	$6.351	$6.472	$5.896	$4.330	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.024	$9.217	$7.250	$6.351	$6.472	$5.896	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	156	139	131	81	63	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.125	$7.185	$6.301	$6.426	$5.861	$4.308	$7.002	$6.450	$6.150	$6.038
Accumulation Unit Value at end of period	$9.915	$9.125	$7.185	$6.301	$6.426	$5.861	$4.308	$7.002	$6.450	$6.150
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	12	12	11	9	14	4	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.376	$16.838	$14.774	$15.077	$13.757	$10.118	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.213	$21.376	$16.838	$14.774	$15.077	$13.757	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	2	2	2	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.322	$16.804	$14.751	$15.061	$13.750	$10.117	$—	$—	$—	$—

62

Accumulation Unit Value at end of period	$23.142	$21.322	$16.804	$14.751	$15.061	$13.750	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.160	$16.701	$14.683	$15.013	$13.727	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.932	$21.160	$16.701	$14.683	$15.013	$13.727	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634	$8.184
Accumulation Unit Value at end of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654	4,443
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502	$8.567	$8.132
Accumulation Unit Value at end of period	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502	$8.567
Number of Accumulation Units outstanding at end of period (in thousands)	1,112	1,575	2,348	3,343	4,289	5,016	5,411	5,694	5,320	4,439
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550	$8.120
Accumulation Unit Value at end of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Number of Accumulation Units outstanding at end of period (in thousands)	429	562	763	993	1,241	1,596	1,750	1,636	1,483	1,088
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483	$8.068
Accumulation Unit Value at end of period	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	389	468	642	815	1,095	1,425	1,757	2,856	3,483	4,249
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483	$8.068
Accumulation Unit Value at end of period	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483
Number of Accumulation Units outstanding at end of period (in thousands)	389	468	642	815	1,095	1,425	1,757	2,856	3,483	4,249
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501	$8.098
Accumulation Unit Value at end of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172	6,863
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501	$8.098
Accumulation Unit Value at end of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Number of Accumulation Units outstanding at end of period (in thousands)	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172	6,863
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308	$8.425	$8.029
Accumulation Unit Value at end of period	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149	$6.568	$10.039	$9.308	$8.425
Number of Accumulation Units outstanding at end of period (in thousands)	48	63	75	79	89	102	113	97	73	96
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058	$9.335	$8.458	$8.069

63

Accumulation Unit Value at end of period	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148	$6.574	$10.058	$9.335	$8.458
Number of Accumulation Units outstanding at end of period (in thousands)	69	84	96	134	198	212	233	284	285	225
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382	$8.000
Accumulation Unit Value at end of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382
Number of Accumulation Units outstanding at end of period (in thousands)	333	388	437	577	419	171	66	105	114	128
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382	$8.000
Accumulation Unit Value at end of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$9.958	$9.246	$8.382
Number of Accumulation Units outstanding at end of period (in thousands)	333	388	437	577	419	171	66	105	114	128
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	868	965	861	889	644	411	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.602	$9.790	$8.426	$8.837	$8.159	$6.596	$10.111	$9.403	$8.537	$8.161
Accumulation Unit Value at end of period	$13.637	$12.602	$9.790	$8.426	$8.837	$8.159	$6.596	$10.111	$9.403	$8.537
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	21	34	49	62	55	41	5	9
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.477	$15.138	$13.036	$13.678	$12.635	$10.219	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.066	$19.477	$15.138	$13.036	$13.678	$12.635	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	4	4	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.427	$15.107	$13.015	$13.663	$12.628	$10.219	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.002	$19.427	$15.107	$13.015	$13.663	$12.628	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.279	$15.014	$12.955	$13.620	$12.608	$10.217	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.810	$19.279	$15.014	$12.955	$13.620	$12.608	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413	$6.326
Accumulation Unit Value at end of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Number of Accumulation Units outstanding at end of period (in thousands)	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782	3,117
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405	$6.362	$6.286
Accumulation Unit Value at end of period	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405	$6.362
Number of Accumulation Units outstanding at end of period (in thousands)	438	403	521	728	1,316	1,298	1,069	1,185	1,295	1,384

64

With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350	$6.277
Accumulation Unit Value at end of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Number of Accumulation Units outstanding at end of period (in thousands)	206	265	359	458	650	767	755	693	715	827
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300	$6.237
Accumulation Unit Value at end of period	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300
Number of Accumulation Units outstanding at end of period (in thousands)	409	549	673	800	1,276	1,549	1,613	2,251	3,388	4,564
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300	$6.237
Accumulation Unit Value at end of period	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300
Number of Accumulation Units outstanding at end of period (in thousands)	409	549	673	800	1,276	1,549	1,613	2,251	3,388	4,564
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801	$5.751
Accumulation Unit Value at end of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Number of Accumulation Units outstanding at end of period (in thousands)	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164	2,323
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801	$5.751
Accumulation Unit Value at end of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Number of Accumulation Units outstanding at end of period (in thousands)	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164	2,323
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274	$6.257	$6.207
Accumulation Unit Value at end of period	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423	$3.190	$6.737	$6.274	$6.257
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	52	77	140	177	154	169	206	223
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201	$5.781	$5.771	$5.731
Accumulation Unit Value at end of period	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063	$2.934	$6.201	$5.781	$5.771
Number of Accumulation Units outstanding at end of period (in thousands)	75	115	120	135	184	204	249	344	479	546
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682	$6.232	$6.225	$6.184
Accumulation Unit Value at end of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682	$6.232	$6.225
Number of Accumulation Units outstanding at end of period (in thousands)	240	247	243	290	340	196	161	207	239	320
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682	$6.232	$6.225	$6.184
Accumulation Unit Value at end of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$6.682	$6.232	$6.225
Number of Accumulation Units outstanding at end of period (in thousands)	240	247	243	290	340	196	161	207	239	320
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.731	$5.753	$5.060	$5.517	$4.361	$3.152	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	398	344	341	299	430	127	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.654	$5.701	$5.019	$5.478	$4.334	$3.136	$6.642	$6.204	$6.206	$6.175

65

Accumulation Unit Value at end of period	$8.123	$7.654	$5.701	$5.019	$5.478	$4.334	$3.136	$6.642	$6.204	$6.206
Number of Accumulation Units outstanding at end of period (in thousands)	24	34	42	45	56	63	61	47	15	11
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.817	$18.494	$16.290	$17.789	$14.081	$10.193	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.322	$24.817	$18.494	$16.290	$17.789	$14.081	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.753	$18.456	$16.265	$17.770	$14.073	$10.193	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.242	$24.753	$18.456	$16.265	$17.770	$14.073	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	3	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.565	$18.343	$16.189	$17.714	$14.050	$10.191	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.003	$24.565	$18.343	$16.189	$17.714	$14.050	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188	$7.913
Accumulation Unit Value at end of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496	3,107
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029	$8.124	$7.863
Accumulation Unit Value at end of period	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029	$8.124
Number of Accumulation Units outstanding at end of period (in thousands)	668	948	1,351	2,085	2,579	3,459	3,750	3,734	3,779	2,619
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108	$7.851
Accumulation Unit Value at end of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Number of Accumulation Units outstanding at end of period (in thousands)	253	336	492	584	733	995	1,061	1,083	1,031	657
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044	$7.802
Accumulation Unit Value at end of period	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044
Number of Accumulation Units outstanding at end of period (in thousands)	212	388	456	586	766	942	1,028	1,829	3,085	3,504
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044	$7.802
Accumulation Unit Value at end of period	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044
Number of Accumulation Units outstanding at end of period (in thousands)	212	388	456	586	766	942	1,028	1,829	3,085	3,504
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054	$11.708
Accumulation Unit Value at end of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978	2,902
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054	$11.708

66

Accumulation Unit Value at end of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978	2,902
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844	$7.989	$7.764
Accumulation Unit Value at end of period	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390	$5.258	$8.865	$8.844	$7.989
Number of Accumulation Units outstanding at end of period (in thousands)	19	33	39	48	65	75	79	68	81	91
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$13.279	$13.261	$11.992	$11.665
Accumulation Unit Value at end of period	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543	$7.869	$13.279	$13.261	$11.992
Number of Accumulation Units outstanding at end of period (in thousands)	25	88	104	127	75	76	77	124	148	110
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949	$7.736
Accumulation Unit Value at end of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949
Number of Accumulation Units outstanding at end of period (in thousands)	234	417	417	527	330	174	79	90	108	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949	$7.736
Accumulation Unit Value at end of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$8.793	$8.785	$7.949
Number of Accumulation Units outstanding at end of period (in thousands)	234	417	417	527	330	174	79	90	108	175
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	653	750	695	768	525	296	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.584	$11.296	$9.559	$10.928	$8.222	$5.169	$8.740	$8.746	$7.925	$7.724
Accumulation Unit Value at end of period	$14.089	$15.584	$11.296	$9.559	$10.928	$8.222	$5.169	$8.740	$8.746	$7.925
Number of Accumulation Units outstanding at end of period (in thousands)	10	15	15	14	20	26	28	33	6	5
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.097	$24.002	$20.321	$23.243	$17.497	$11.005	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.906	$33.097	$24.002	$20.321	$23.243	$17.497	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	23	14	14	5	2	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.012	$23.953	$20.290	$23.219	$17.487	$11.004	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.815	$33.012	$23.953	$20.290	$23.219	$17.487	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	2	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.761	$23.806	$20.196	$23.146	$17.459	$11.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$29.544	$32.761	$23.806	$20.196	$23.146	$17.459	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,

67

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012	$9.978
Accumulation Unit Value at end of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725	99
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214	$10.000	$9.975
Accumulation Unit Value at end of period	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214	$10.000
Number of Accumulation Units outstanding at end of period (in thousands)	526	814	1,438	1,536	1,815	1,780	1,020	749	305	83
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996	$9.975
Accumulation Unit Value at end of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Number of Accumulation Units outstanding at end of period (in thousands)	232	274	438	436	505	565	380	206	132	31
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983	$9.972
Accumulation Unit Value at end of period	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983
Number of Accumulation Units outstanding at end of period (in thousands)	374	456	603	688	651	716	529	759	351	212
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983	$9.972
Accumulation Unit Value at end of period	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983
Number of Accumulation Units outstanding at end of period (in thousands)	374	456	603	688	651	716	529	759	351	212
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971	$9.970
Accumulation Unit Value at end of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Number of Accumulation Units outstanding at end of period (in thousands)	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738	188
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971	$9.970
Accumulation Unit Value at end of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Number of Accumulation Units outstanding at end of period (in thousands)	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738	188
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140	$9.967	$9.969
Accumulation Unit Value at end of period	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201	$9.863	$10.331	$10.140	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	74	85	84	76	64	40	21	12
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302	$10.121	$9.959	$9.968
Accumulation Unit Value at end of period	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148	$9.825	$10.302	$10.121	$9.959
Number of Accumulation Units outstanding at end of period (in thousands)	33	48	87	61	111	139	88	65	19	1
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955	$9.967
Accumulation Unit Value at end of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955
Number of Accumulation Units outstanding at end of period (in thousands)	291	255	265	282	211	67	13	3	7	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)

68

Accumulation Unit Value at beginning of period	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955	$9.967
Accumulation Unit Value at end of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$10.288	$10.112	$9.955
Number of Accumulation Units outstanding at end of period (in thousands)	291	255	265	282	211	67	13	3	7	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	609	620	643	590	323	139	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.151	$12.595	$12.036	$11.566	$11.041	$9.750	$10.245	$10.085	$9.943	$9.965
Accumulation Unit Value at end of period	$12.538	$12.151	$12.595	$12.036	$11.566	$11.041	$9.750	$10.245	$10.085	$9.943
Number of Accumulation Units outstanding at end of period (in thousands)	10	23	10	19	9	16	15	17	5	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.784	$13.258	$12.675	$12.187	$11.639	$10.284	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.184	$12.784	$13.258	$12.675	$12.187	$11.639	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	21	32	22	11	1	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.751	$13.231	$12.656	$12.174	$11.632	$10.283	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.144	$12.751	$13.231	$12.656	$12.174	$11.632	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	6	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.654	$13.150	$12.597	$12.136	$11.613	$10.282	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.024	$12.654	$13.150	$12.597	$12.136	$11.613	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	2	2	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research International Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957	$10.019
Accumulation Unit Value at end of period	$13.988	$15.278	$13.064	$11.387	$12.996	$11.929	$9.272	$16.373	$14.761	$11.957
Number of Accumulation Units outstanding at end of period (in thousands)	295	327	903	1,181	1,228	1,382	1,468	802	288	14
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.080	$12.915	$11.273	$12.886	$11.846	$9.221	$16.307	$14.724	$11.945	$10.018
Accumulation Unit Value at end of period	$13.786	$15.080	$12.915	$11.273	$12.886	$11.846	$9.221	$16.307	$14.724	$11.945
Number of Accumulation Units outstanding at end of period (in thousands)	152	207	278	337	400	452	539	389	192	83
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941	$10.018
Accumulation Unit Value at end of period	$13.720	$15.015	$12.865	$11.236	$12.849	$11.818	$9.204	$16.286	$14.711	$11.941
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	81	104	104	126	123	75	31	5
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929	$10.018
Accumulation Unit Value at end of period	$13.522	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929
Number of Accumulation Units outstanding at end of period (in thousands)	36	32	39	52	82	122	159	246	93	47

69

With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929	$10.018
Accumulation Unit Value at end of period	$13.522	$14.821	$12.718	$11.124	$12.740	$11.735	$9.154	$16.220	$14.674	$11.929
Number of Accumulation Units outstanding at end of period (in thousands)	36	32	39	52	82	122	159	246	93	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917	$10.018
Accumulation Unit Value at end of period	$13.327	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917
Number of Accumulation Units outstanding at end of period (in thousands)	255	250	352	465	585	707	840	627	303	30
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917	$10.018
Accumulation Unit Value at end of period	$13.327	$14.629	$12.572	$11.013	$12.632	$11.653	$9.104	$16.156	$14.638	$11.917
Number of Accumulation Units outstanding at end of period (in thousands)	255	250	352	465	585	707	840	627	303	30
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.566	$12.524	$10.976	$12.596	$11.626	$9.087	$16.134	$14.625	$11.913	$10.018
Accumulation Unit Value at end of period	$13.263	$14.566	$12.524	$10.976	$12.596	$11.626	$9.087	$16.134	$14.625	$11.913
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	10	14	18	12	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.440	$12.428	$10.903	$12.525	$11.572	$9.054	$16.091	$14.601	$11.905	$10.018
Accumulation Unit Value at end of period	$13.135	$14.440	$12.428	$10.903	$12.525	$11.572	$9.054	$16.091	$14.601	$11.905
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	9	21	27	25	20	5	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.378	$12.381	$10.867	$12.490	$11.545	$9.037	$16.069	$14.589	$11.901	$10.018
Accumulation Unit Value at end of period	$13.072	$14.378	$12.381	$10.867	$12.490	$11.545	$9.037	$16.069	$14.589	$11.901
Number of Accumulation Units outstanding at end of period (in thousands)	51	50	45	45	35	7	—	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.378	$12.381	$10.867	$12.490	$11.545	$9.037	$16.069	$14.589	$11.901	$10.018
Accumulation Unit Value at end of period	$13.072	$14.378	$12.381	$10.867	$12.490	$11.545	$9.037	$16.069	$14.589	$11.901
Number of Accumulation Units outstanding at end of period (in thousands)	51	50	45	45	35	7	—	1	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.316	$12.333	$10.830	$12.454	$11.518	$9.020	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.009	$14.316	$12.333	$10.830	$12.454	$11.518	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	73	60	66	45	30	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.192	$12.239	$10.758	$12.384	$11.464	$8.987	$16.005	$14.552	$11.889	$10.018
Accumulation Unit Value at end of period	$12.883	$14.192	$12.239	$10.758	$12.384	$11.464	$8.987	$16.005	$14.552	$11.889
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	8	9	11	13	6	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.973	$14.644	$12.879	$14.833	$13.738	$10.775	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.400	$16.973	$14.644	$12.879	$14.833	$13.738	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

70

With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.930	$14.614	$12.859	$14.817	$13.731	$10.775	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.353	$16.930	$14.614	$12.859	$14.817	$13.731	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.801	$14.525	$12.800	$14.771	$13.708	$10.773	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.213	$16.801	$14.525	$12.800	$14.771	$13.708	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586	$9.467
Accumulation Unit Value at end of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	154	174	331	297	247	301	238	180	79	17
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466	$10.573	$9.464
Accumulation Unit Value at end of period	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466	$10.573
Number of Accumulation Units outstanding at end of period (in thousands)	89	198	127	131	142	240	173	296	163	33
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568	$9.463
Accumulation Unit Value at end of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Number of Accumulation Units outstanding at end of period (in thousands)	20	32	30	29	31	43	34	31	35	3
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555	$9.461
Accumulation Unit Value at end of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Number of Accumulation Units outstanding at end of period (in thousands)	91	18	52	31	43	45	26	38	14	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555	$9.461
Accumulation Unit Value at end of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Number of Accumulation Units outstanding at end of period (in thousands)	91	18	52	31	43	45	26	38	14	14
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542	$9.459
Accumulation Unit Value at end of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	141	167	225	205	205	267	181	1,104	404	28
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542	$9.459
Accumulation Unit Value at end of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	141	167	225	205	205	267	181	1,104	404	28
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382	$10.537	$9.458
Accumulation Unit Value at end of period	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049	$7.873	$12.599	$11.382	$10.537
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	8	7	9	10	10	10	9	1

71

With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$12.563	$11.361	$10.528	$9.456
Accumulation Unit Value at end of period	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000	$7.843	$12.563	$11.361	$10.528
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	2	1	—	1	1	1	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524	$9.455
Accumulation Unit Value at end of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524
Number of Accumulation Units outstanding at end of period (in thousands)	58	36	28	16	12	3	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524	$9.455
Accumulation Unit Value at end of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$12.545	$11.351	$10.524
Number of Accumulation Units outstanding at end of period (in thousands)	58	36	28	16	12	3	1	1	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.150	$12.511	$10.933	$11.255	$9.952	$7.812	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	46	42	19	8	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.008	$12.413	$10.858	$11.189	$9.904	$7.782	$12.492	$11.320	$10.511	$9.453
Accumulation Unit Value at end of period	$17.197	$16.008	$12.413	$10.858	$11.189	$9.904	$7.782	$12.492	$11.320	$10.511
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	2	—	1	1	1	1	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.987	$16.283	$14.250	$14.692	$13.010	$10.229	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.535	$20.987	$16.283	$14.250	$14.692	$13.010	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.934	$16.249	$14.228	$14.677	$13.003	$10.228	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.466	$20.934	$16.249	$14.228	$14.677	$13.003	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.774	$16.150	$14.162	$14.631	$12.982	$10.227	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.262	$20.774	$16.150	$14.162	$14.631	$12.982	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207	$12.076
Accumulation Unit Value at end of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Number of Accumulation Units outstanding at end of period (in thousands)	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381	12,403
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303	$12.111	$11.999

72

Accumulation Unit Value at end of period	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303	$12.111
Number of Accumulation Units outstanding at end of period (in thousands)	2,052	2,961	4,205	5,415	6,974	8,053	8,864	9,822	9,376	8,099
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087	$11.981
Accumulation Unit Value at end of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Number of Accumulation Units outstanding at end of period (in thousands)	1,051	1,351	1,718	2,186	2,779	3,437	3,655	3,447	2,986	2,581
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993	$11.905
Accumulation Unit Value at end of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Number of Accumulation Units outstanding at end of period (in thousands)	1,383	1,683	2,248	2,684	3,438	4,306	5,161	8,555	11,680	15,181
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993	$11.905
Accumulation Unit Value at end of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Number of Accumulation Units outstanding at end of period (in thousands)	1,383	1,683	2,248	2,684	3,438	4,306	5,161	8,555	11,680	15,181
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555	$12.482
Accumulation Unit Value at end of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193	11,533
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555	$12.482
Accumulation Unit Value at end of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193	11,533
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031	$11.911	$11.848
Accumulation Unit Value at end of period	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666	$10.109	$13.278	$13.031	$11.911
Number of Accumulation Units outstanding at end of period (in thousands)	115	137	189	211	268	285	327	394	448	497
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897	$13.652	$12.491	$12.437
Accumulation Unit Value at end of period	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185	$10.569	$13.897	$13.652	$12.491
Number of Accumulation Units outstanding at end of period (in thousands)	134	203	262	316	384	447	496	689	861	984
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.850	$11.805
Accumulation Unit Value at end of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.850
Number of Accumulation Units outstanding at end of period (in thousands)	999	1,058	848	1,014	818	421	199	268	315	404
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.850	$11.805
Accumulation Unit Value at end of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$13.171	$12.945	$11.850
Number of Accumulation Units outstanding at end of period (in thousands)	999	1,058	848	1,014	818	421	199	268	315	404
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,693	1,670	1,244	1,193	1,006	578	—	—	—	—

73

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.308	$14.053	$12.957	$13.061	$12.188	$10.593	$13.955	$13.736	$12.593	$12.564
Accumulation Unit Value at end of period	$17.249	$16.308	$14.053	$12.957	$13.061	$12.188	$10.593	$13.955	$13.736	$12.593
Number of Accumulation Units outstanding at end of period (in thousands)	64	67	52	54	57	63	57	66	22	14
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.812	$13.632	$12.575	$12.682	$11.840	$10.296	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.715	$15.812	$13.632	$12.575	$12.682	$11.840	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	106	110	97	43	8	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.771	$13.604	$12.556	$12.669	$11.833	$10.295	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.664	$15.771	$13.604	$12.556	$12.669	$11.833	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	19	11	10	9	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.651	$13.520	$12.497	$12.629	$11.814	$10.294	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.513	$15.651	$13.520	$12.497	$12.629	$11.814	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	18	13	13	18	6	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503	$13.831
Accumulation Unit Value at end of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544	726
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445	$13.796
Accumulation Unit Value at end of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Number of Accumulation Units outstanding at end of period (in thousands)	356	660	866	1,124	1,324	1,592	1,558	1,424	876	484
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426	$13.784
Accumulation Unit Value at end of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Number of Accumulation Units outstanding at end of period (in thousands)	125	173	254	342	414	511	525	418	302	131
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368	$13.750
Accumulation Unit Value at end of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	182	233	297	357	457	553	681	978	1,119	868
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368	$13.750
Accumulation Unit Value at end of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	182	233	297	357	457	553	681	978	1,119	868
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311	$13.716
Accumulation Unit Value at end of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311

74

Number of Accumulation Units outstanding at end of period (in thousands)	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732	840
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311	$13.716
Accumulation Unit Value at end of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311
Number of Accumulation Units outstanding at end of period (in thousands)	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732	840
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886	$14.292	$13.704
Accumulation Unit Value at end of period	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090	$11.743	$17.816	$16.886	$14.292
Number of Accumulation Units outstanding at end of period (in thousands)	19	34	38	50	77	90	90	73	66	35
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733	$16.824	$14.254	$13.681
Accumulation Unit Value at end of period	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997	$11.677	$17.733	$16.824	$14.254
Number of Accumulation Units outstanding at end of period (in thousands)	36	43	44	56	75	94	83	100	93	100
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692	$16.793	$14.235	$13.670
Accumulation Unit Value at end of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692	$16.793	$14.235
Number of Accumulation Units outstanding at end of period (in thousands)	197	203	169	166	125	66	13	10	17	17
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692	$16.793	$14.235	$13.670
Accumulation Unit Value at end of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$17.692	$16.793	$14.235
Number of Accumulation Units outstanding at end of period (in thousands)	197	203	169	166	125	66	13	10	17	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	427	469	341	312	209	120	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.932	$16.556	$14.608	$15.031	$13.825	$11.557	$17.586	$16.718	$14.192	$13.649
Accumulation Unit Value at end of period	$23.627	$21.932	$16.556	$14.608	$15.031	$13.825	$11.557	$17.586	$16.718	$14.192
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	12	13	17	20	12	3	1
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.648	$14.840	$13.100	$13.486	$12.410	$10.379	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.156	$19.648	$14.840	$13.100	$13.486	$12.410	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	5	5	3	1	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.598	$14.809	$13.080	$13.472	$12.403	$10.379	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.091	$19.598	$14.809	$13.080	$13.472	$12.403	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.449	$14.719	$13.019	$13.430	$12.383	$10.377	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.899	$19.449	$14.719	$13.019	$13.430	$12.383	$—	$—	$—	$—

75

Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265	$15.338
Accumulation Unit Value at end of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Number of Accumulation Units outstanding at end of period (in thousands)	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331	890
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114	$15.240
Accumulation Unit Value at end of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Number of Accumulation Units outstanding at end of period (in thousands)	226	309	456	588	776	929	821	1,186	1,044	824
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076	$15.218
Accumulation Unit Value at end of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Number of Accumulation Units outstanding at end of period (in thousands)	100	121	181	218	275	320	284	310	253	183
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927	$15.121
Accumulation Unit Value at end of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Number of Accumulation Units outstanding at end of period (in thousands)	98	115	140	169	309	402	361	685	958	1,013
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927	$15.121
Accumulation Unit Value at end of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Number of Accumulation Units outstanding at end of period (in thousands)	98	115	140	169	309	402	361	685	958	1,013
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580	$12.466
Accumulation Unit Value at end of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Number of Accumulation Units outstanding at end of period (in thousands)	408	518	791	982	1,544	1,910	1,507	1,891	1,641	1,242
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580	$12.466
Accumulation Unit Value at end of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Number of Accumulation Units outstanding at end of period (in thousands)	408	518	791	982	1,544	1,910	1,507	1,891	1,641	1,242
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606	$18.798	$15.048
Accumulation Unit Value at end of period	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390	$13.802	$29.794	$23.606	$18.798
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	12	13	21	20	27	29	27	36
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519	$19.446	$15.501	$12.421
Accumulation Unit Value at end of period	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210	$11.347	$24.519	$19.446	$15.501
Number of Accumulation Units outstanding at end of period (in thousands)	23	29	35	42	73	106	84	129	140	110
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553	$23.450	$18.702	$14.994
Accumulation Unit Value at end of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553	$23.450	$18.702

76

Number of Accumulation Units outstanding at end of period (in thousands)	60	87	100	126	161	55	7	17	21	32
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553	$23.450	$18.702	$14.994
Accumulation Unit Value at end of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$29.553	$23.450	$18.702
Number of Accumulation Units outstanding at end of period (in thousands)	60	87	100	126	161	55	7	17	21	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	239	262	267	245	258	120	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.527	$21.213	$19.189	$23.343	$20.322	$12.028	$26.043	$20.695	$16.530	$13.272
Accumulation Unit Value at end of period	$18.391	$20.527	$21.213	$19.189	$23.343	$20.322	$12.028	$26.043	$20.695	$16.530
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	9	8	9	10	4	4	1	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.706	$18.307	$16.569	$20.166	$17.565	$10.401	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.856	$17.706	$18.307	$16.569	$20.166	$17.565	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	6	6	2	4	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.661	$18.270	$16.543	$20.145	$17.555	$10.400	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.808	$17.661	$18.270	$16.543	$20.145	$17.555	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	3	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.527	$18.158	$16.466	$20.082	$17.526	$10.399	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.664	$17.527	$18.158	$16.466	$20.082	$17.526	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956	$10.115
Accumulation Unit Value at end of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Number of Accumulation Units outstanding at end of period (in thousands)	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550	5,638
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870	$10.051
Accumulation Unit Value at end of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Number of Accumulation Units outstanding at end of period (in thousands)	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308	5,726
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848	$10.036
Accumulation Unit Value at end of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Number of Accumulation Units outstanding at end of period (in thousands)	407	483	666	832	1,036	1,383	1,539	1,483	1,433	1,057
With The Hartford's Principal First (35 BPS)

77

Accumulation Unit Value at beginning of period	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763	$9.972
Accumulation Unit Value at end of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Number of Accumulation Units outstanding at end of period (in thousands)	421	531	685	895	1,237	1,698	2,072	3,745	5,494	6,511
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763	$9.972
Accumulation Unit Value at end of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Number of Accumulation Units outstanding at end of period (in thousands)	421	531	685	895	1,237	1,698	2,072	3,745	5,494	6,511
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138	$10.335
Accumulation Unit Value at end of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Number of Accumulation Units outstanding at end of period (in thousands)	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813	9,246
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138	$10.335
Accumulation Unit Value at end of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Number of Accumulation Units outstanding at end of period (in thousands)	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813	9,246
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694	$10.690	$9.924
Accumulation Unit Value at end of period	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193	$8.353	$14.330	$12.694	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	46	57	67	79	90	90	116	150
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824	$13.145	$11.081	$10.297
Accumulation Unit Value at end of period	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556	$8.633	$14.824	$13.145	$11.081
Number of Accumulation Units outstanding at end of period (in thousands)	63	75	101	123	144	217	210	371	446	423
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.610	$10.635	$9.888
Accumulation Unit Value at end of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.610	$10.635
Number of Accumulation Units outstanding at end of period (in thousands)	414	483	568	690	498	245	103	140	198	206
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.610	$10.635	$9.888
Accumulation Unit Value at end of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$14.214	$12.610	$10.635
Number of Accumulation Units outstanding at end of period (in thousands)	414	483	568	690	498	245	103	140	198	206
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.093	$11.745	$10.180	$11.674	$11.036	$8.252	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,285	1,344	1,080	1,095	831	539	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.953	$11.639	$10.099	$11.593	$10.970	$8.211	$14.129	$12.553	$10.603	$9.873
Accumulation Unit Value at end of period	$12.087	$13.953	$11.639	$10.099	$11.593	$10.970	$8.211	$14.129	$12.553	$10.603
Number of Accumulation Units outstanding at end of period (in thousands)	8	14	20	21	23	20	28	28	4	10
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.138	$15.138	$13.141	$15.093	$14.289	$10.701	$—	$—	$—	$—

78

Accumulation Unit Value at end of period	$15.705	$18.138	$15.138	$13.141	$15.093	$14.289	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	3	5	2	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.092	$15.107	$13.121	$15.077	$14.281	$10.701	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.657	$18.092	$15.107	$13.121	$15.077	$14.281	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	3	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.954	$15.015	$13.060	$15.030	$14.258	$10.699	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.515	$17.954	$15.015	$13.060	$15.030	$14.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	1	1	2	2	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932	$12.082
Accumulation Unit Value at end of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310	6,490
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342	$12.830	$12.006
Accumulation Unit Value at end of period	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342	$12.830
Number of Accumulation Units outstanding at end of period (in thousands)	1,049	1,450	2,270	3,111	3,947	4,586	5,219	6,247	5,774	4,766
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805	$11.988
Accumulation Unit Value at end of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Number of Accumulation Units outstanding at end of period (in thousands)	476	584	859	1,127	1,447	1,820	2,242	2,470	2,313	1,720
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705	$11.912
Accumulation Unit Value at end of period	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705
Number of Accumulation Units outstanding at end of period (in thousands)	523	693	932	1,238	1,605	2,084	2,739	4,496	5,686	6,588
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705	$11.912
Accumulation Unit Value at end of period	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705
Number of Accumulation Units outstanding at end of period (in thousands)	523	693	932	1,238	1,605	2,084	2,739	4,496	5,686	6,588
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750	$11.973
Accumulation Unit Value at end of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Number of Accumulation Units outstanding at end of period (in thousands)	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020	11,480
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750	$11.973
Accumulation Unit Value at end of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Number of Accumulation Units outstanding at end of period (in thousands)	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020	11,480
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028	$12.618	$11.854

79

Accumulation Unit Value at end of period	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871	$8.480	$15.038	$15.028	$12.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	143	203	239	291	331	382	445	369	234
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088	$15.093	$12.685	$11.929
Accumulation Unit Value at end of period	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885	$8.500	$15.088	$15.093	$12.685
Number of Accumulation Units outstanding at end of period (in thousands)	107	149	201	233	283	344	435	478	495	476
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917	$14.929	$12.554	$11.811
Accumulation Unit Value at end of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917	$14.929	$12.554
Number of Accumulation Units outstanding at end of period (in thousands)	329	347	310	335	216	82	61	97	136	130
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917	$14.929	$12.554	$11.811
Accumulation Unit Value at end of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$14.917	$14.929	$12.554
Number of Accumulation Units outstanding at end of period (in thousands)	329	347	310	335	216	82	61	97	136	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,065	1,020	785	714	518	408	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.882	$11.670	$9.888	$10.904	$10.415	$8.150	$14.496	$14.529	$12.236	$11.530
Accumulation Unit Value at end of period	$14.099	$14.882	$11.670	$9.888	$10.904	$10.415	$8.150	$14.496	$14.529	$12.236
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	33	40	41	44	51	55	54	20
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.350	$15.181	$12.869	$14.199	$13.569	$10.623	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.322	$19.350	$15.181	$12.869	$14.199	$13.569	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	37	33	36	23	6	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.301	$15.150	$12.849	$14.184	$13.562	$10.622	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.267	$19.301	$15.150	$12.849	$14.184	$13.562	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	10	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.154	$15.057	$12.790	$14.140	$13.540	$10.621	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.100	$19.154	$15.057	$12.790	$14.140	$13.540	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	6	3	3	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268	$1.064
Accumulation Unit Value at end of period	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914	$1.534	$1.417	$1.268

80

Number of Accumulation Units outstanding at end of period (in thousands)	173	176	178	188	217	235	275	280	278	268
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.901	$1.497	$1.379	$1.471	$1.395	$0.903	$1.518	$1.404	$1.259	$1.058
Accumulation Unit Value at end of period	$1.991	$1.901	$1.497	$1.379	$1.471	$1.395	$0.903	$1.518	$1.404	$1.259
Number of Accumulation Units outstanding at end of period (in thousands)	29	30	30	30	30	30	30	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400	$1.256	$1.056
Accumulation Unit Value at end of period	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900	$1.513	$1.400	$1.256
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	14	15	15	30	39	64	47
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388	$1.247	$1.050
Accumulation Unit Value at end of period	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	14	63	15	16	20	20	14	45
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388	$1.247	$1.050
Accumulation Unit Value at end of period	$1.937	$1.853	$1.462	$1.349	$1.442	$1.371	$0.889	$1.497	$1.388	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	14	63	15	16	20	20	14	45
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486	$1.380	$1.241	$1.047
Accumulation Unit Value at end of period	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486	$1.380	$1.241
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	15	77	77	62	62	75	101	93
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486	$1.380	$1.241	$1.047
Accumulation Unit Value at end of period	$1.903	$1.823	$1.440	$1.331	$1.425	$1.357	$0.881	$1.486	$1.380	$1.241
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	15	77	77	62	62	75	101	93
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878	$1.481	$1.376	$1.238	$1.045
Accumulation Unit Value at end of period	$1.889	$1.811	$1.432	$1.324	$1.418	$1.351	$0.878	$1.481	$1.376	$1.238
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.792	$1.418	$1.312	$1.407	$1.342	$0.873	$1.474	$1.371	$1.235	$1.043
Accumulation Unit Value at end of period	$1.867	$1.792	$1.418	$1.312	$1.407	$1.342	$0.873	$1.474	$1.371	$1.235
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469	$1.367	$1.232	$1.041
Accumulation Unit Value at end of period	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469	$1.367	$1.232
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469	$1.367	$1.232	$1.041
Accumulation Unit Value at end of period	$1.855	$1.780	$1.410	$1.305	$1.400	$1.336	$0.869	$1.469	$1.367	$1.232
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)

81

Accumulation Unit Value at beginning of period	$20.773	$16.457	$15.247	$16.362	$15.618	$10.168	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.629	$20.773	$16.457	$15.247	$16.362	$15.618	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.754	$1.391	$1.290	$1.386	$1.324	$0.863	$1.460	$1.361	$1.228	$1.039
Accumulation Unit Value at end of period	$1.824	$1.754	$1.391	$1.290	$1.386	$1.324	$0.863	$1.460	$1.361	$1.228
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.615	$16.356	$15.176	$16.311	$15.593	$10.167	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.432	$20.615	$16.356	$15.176	$16.311	$15.593	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.563	$16.323	$15.153	$16.294	$15.584	$10.166	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.367	$20.563	$16.323	$15.153	$16.294	$15.584	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929	$0.828
Accumulation Unit Value at end of period	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623	$1.015	$0.926	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	23	29	40	49	93
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.415	$1.051	$0.925	$0.943	$0.862	$0.616	$1.005	$0.917	$0.922	$0.824
Accumulation Unit Value at end of period	$1.522	$1.415	$1.051	$0.925	$0.943	$0.862	$0.616	$1.005	$0.917	$0.922
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	60
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915	$0.920	$0.822
Accumulation Unit Value at end of period	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614	$1.001	$0.915	$0.920
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	7	7
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907	$0.913	$0.817
Accumulation Unit Value at end of period	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907	$0.913
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	19	19	19	19	115	115
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907	$0.913	$0.817
Accumulation Unit Value at end of period	$1.480	$1.379	$1.026	$0.905	$0.925	$0.847	$0.606	$0.991	$0.907	$0.913
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	19	19	19	19	115	115

82

With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984	$0.901	$0.909	$0.815
Accumulation Unit Value at end of period	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984	$0.901	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	44	44	88	88	88	85	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984	$0.901	$0.909	$0.815
Accumulation Unit Value at end of period	$1.454	$1.356	$1.011	$0.893	$0.914	$0.838	$0.601	$0.984	$0.901	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	44	44	88	88	88	85	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599	$0.980	$0.899	$0.907	$0.813
Accumulation Unit Value at end of period	$1.444	$1.348	$1.005	$0.888	$0.909	$0.835	$0.599	$0.980	$0.899	$0.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	8	9
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.333	$0.996	$0.881	$0.902	$0.829	$0.595	$0.976	$0.896	$0.905	$0.812
Accumulation Unit Value at end of period	$1.427	$1.333	$0.996	$0.881	$0.902	$0.829	$0.595	$0.976	$0.896	$0.905
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972	$0.893	$0.902	$0.811
Accumulation Unit Value at end of period	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972	$0.893	$0.902
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	9	10	10	10	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972	$0.893	$0.902	$0.811
Accumulation Unit Value at end of period	$1.417	$1.325	$0.990	$0.876	$0.898	$0.825	$0.593	$0.972	$0.893	$0.902
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	9	10	10	10	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.694	$16.962	$15.020	$15.406	$14.166	$10.182	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.267	$22.694	$16.962	$15.020	$15.406	$14.166	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.305	$0.976	$0.865	$0.889	$0.818	$0.588	$0.967	$0.889	$0.900	$0.809
Accumulation Unit Value at end of period	$1.394	$1.305	$0.976	$0.865	$0.889	$0.818	$0.588	$0.967	$0.889	$0.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.522	$16.858	$14.951	$15.358	$14.143	$10.180	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.046	$22.522	$16.858	$14.951	$15.358	$14.143	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.465	$16.824	$14.928	$15.342	$14.135	$10.180	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.973	$22.465	$16.824	$14.928	$15.342	$14.135	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

83

With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995	$0.874
Accumulation Unit Value at end of period	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672	$1.380	$1.179	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	7	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.150	$0.988	$0.826	$0.994	$0.890	$0.664	$1.367	$1.169	$0.988	$0.869
Accumulation Unit Value at end of period	$1.060	$1.150	$0.988	$0.826	$0.994	$0.890	$0.664	$1.367	$1.169	$0.988
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165	$0.986	$0.868
Accumulation Unit Value at end of period	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662	$1.362	$1.165	$0.986
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155	$0.979	$0.863
Accumulation Unit Value at end of period	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155	$0.979	$0.863
Accumulation Unit Value at end of period	$1.031	$1.121	$0.966	$0.809	$0.975	$0.874	$0.654	$1.348	$1.155	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338	$1.148	$0.974	$0.860
Accumulation Unit Value at end of period	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338	$1.148	$0.974
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	37	37	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338	$1.148	$0.974	$0.860
Accumulation Unit Value at end of period	$1.013	$1.103	$0.951	$0.798	$0.963	$0.865	$0.648	$1.338	$1.148	$0.974
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	37	37	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646	$1.334	$1.145	$0.972	$0.859
Accumulation Unit Value at end of period	$1.006	$1.096	$0.946	$0.794	$0.959	$0.861	$0.646	$1.334	$1.145	$0.972
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.084	$0.937	$0.787	$0.951	$0.856	$0.642	$1.328	$1.141	$0.969	$0.857
Accumulation Unit Value at end of period	$0.994	$1.084	$0.937	$0.787	$0.951	$0.856	$0.642	$1.328	$1.141	$0.969
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

84

With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323	$1.138	$0.967	$0.856
Accumulation Unit Value at end of period	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323	$1.138	$0.967
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323	$1.138	$0.967	$0.856
Accumulation Unit Value at end of period	$0.987	$1.077	$0.931	$0.783	$0.947	$0.852	$0.640	$1.323	$1.138	$0.967
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.224	$15.758	$13.252	$16.037	$14.441	$10.846	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.695	$18.224	$15.758	$13.252	$16.037	$14.441	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.061	$0.919	$0.773	$0.937	$0.844	$0.635	$1.315	$1.133	$0.964	$0.854
Accumulation Unit Value at end of period	$0.971	$1.061	$0.919	$0.773	$0.937	$0.844	$0.635	$1.315	$1.133	$0.964
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.085	$15.662	$13.191	$15.987	$14.417	$10.845	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.543	$18.085	$15.662	$13.191	$15.987	$14.417	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.039	$15.630	$13.170	$15.970	$14.409	$10.844	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.492	$18.039	$15.630	$13.170	$15.970	$14.409	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172	$1.026
Accumulation Unit Value at end of period	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785	$1.391	$1.376	$1.172
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	181	181	181	183	198	183
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.616	$1.242	$1.108	$1.200	$1.078	$0.776	$1.377	$1.364	$1.164	$1.020
Accumulation Unit Value at end of period	$1.739	$1.616	$1.242	$1.108	$1.200	$1.078	$0.776	$1.377	$1.364	$1.164
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	32	32	32	32	32	34	34	44
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360	$1.161	$1.018

85

Accumulation Unit Value at end of period	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773	$1.372	$1.360	$1.161
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349	$1.153	$1.012
Accumulation Unit Value at end of period	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	3	56	57	85	85	97	137
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349	$1.153	$1.012
Accumulation Unit Value at end of period	$1.692	$1.575	$1.213	$1.085	$1.177	$1.059	$0.765	$1.359	$1.349	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	3	56	57	85	85	97	137
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349	$1.341	$1.148	$1.009
Accumulation Unit Value at end of period	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349	$1.341	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	30	30	—	—	—	—	12	13
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349	$1.341	$1.148	$1.009
Accumulation Unit Value at end of period	$1.662	$1.549	$1.195	$1.070	$1.163	$1.048	$0.758	$1.349	$1.341	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	30	30	—	—	—	—	12	13
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755	$1.344	$1.337	$1.145	$1.008
Accumulation Unit Value at end of period	$1.651	$1.540	$1.188	$1.065	$1.157	$1.044	$0.755	$1.344	$1.337	$1.145
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.177	$1.055	$1.148	$1.037	$0.751	$1.338	$1.332	$1.142	$1.006
Accumulation Unit Value at end of period	$1.631	$1.523	$1.177	$1.055	$1.148	$1.037	$0.751	$1.338	$1.332	$1.142
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	7	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333	$1.328	$1.139	$1.004
Accumulation Unit Value at end of period	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333	$1.328	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333	$1.328	$1.139	$1.004
Accumulation Unit Value at end of period	$1.620	$1.513	$1.170	$1.050	$1.142	$1.032	$0.748	$1.333	$1.328	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.756	$16.049	$14.410	$15.692	$14.182	$10.279	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.210	$20.756	$16.049	$14.410	$15.692	$14.182	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.491	$1.154	$1.037	$1.131	$1.023	$0.742	$1.325	$1.322	$1.136	$1.002
Accumulation Unit Value at end of period	$1.594	$1.491	$1.154	$1.037	$1.131	$1.023	$0.742	$1.325	$1.322	$1.136

86

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.598	$15.951	$14.344	$15.643	$14.159	$10.278	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.008	$20.598	$15.951	$14.344	$15.643	$14.159	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.546	$15.919	$14.322	$15.626	$14.151	$10.277	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.941	$20.546	$15.919	$14.322	$15.626	$14.151	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BlackRock Global Opportunities V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156	$10.745
Accumulation Unit Value at end of period	$17.751	$18.838	$14.765	$13.103	$15.213	$13.610	$10.431	$19.623	$14.581	$12.156
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	2	2	2	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.507	$14.527	$12.911	$15.013	$13.451	$10.325	$19.453	$14.476	$12.086	$10.699
Accumulation Unit Value at end of period	$17.413	$18.507	$14.527	$12.911	$15.013	$13.451	$10.325	$19.453	$14.476	$12.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441	$12.063	$10.684
Accumulation Unit Value at end of period	$17.302	$18.398	$14.449	$12.848	$14.947	$13.399	$10.290	$19.396	$14.441	$12.063
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	10	12	15	11	8	6
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337	$11.994	$10.639
Accumulation Unit Value at end of period	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337	$11.994
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	2	3	3	3	3	4	34	44
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337	$11.994	$10.639
Accumulation Unit Value at end of period	$16.972	$18.075	$14.216	$12.660	$14.750	$13.242	$10.185	$19.228	$14.337	$11.994
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	2	3	3	3	3	4	34	44
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076	$14.245	$11.935	$10.603
Accumulation Unit Value at end of period	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076	$14.245	$11.935
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	3	3	4	4
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076	$14.245	$11.935	$10.603
Accumulation Unit Value at end of period	$16.662	$17.771	$13.998	$12.485	$14.568	$13.098	$10.090	$19.076	$14.245	$11.935

87

Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	3	3	4	4
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055	$19.021	$14.211	$11.912	$10.588
Accumulation Unit Value at end of period	$16.556	$17.666	$13.923	$12.424	$14.504	$13.047	$10.055	$19.021	$14.211	$11.912
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.469	$13.781	$12.310	$14.385	$12.953	$9.993	$18.922	$14.151	$11.874	$10.565
Accumulation Unit Value at end of period	$16.355	$17.469	$13.781	$12.310	$14.385	$12.953	$9.993	$18.922	$14.151	$11.874
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	6	7	7	7	9	9
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867	$14.117	$11.852	$10.550
Accumulation Unit Value at end of period	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867	$14.117	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867	$14.117	$11.852	$10.550
Accumulation Unit Value at end of period	$16.250	$17.366	$13.707	$12.249	$14.322	$12.903	$9.959	$18.867	$14.117	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.261	$14.420	$12.893	$15.082	$13.594	$10.498	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.078	$18.261	$14.420	$12.893	$15.082	$13.594	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.108	$13.523	$12.103	$14.172	$12.787	$9.884	$18.754	$14.054	$11.816	$10.534
Accumulation Unit Value at end of period	$15.984	$17.108	$13.523	$12.103	$14.172	$12.787	$9.884	$18.754	$14.054	$11.816
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.121	$14.331	$12.833	$15.035	$13.572	$10.496	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.923	$18.121	$14.331	$12.833	$15.035	$13.572	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.075	$14.302	$12.813	$15.019	$13.565	$10.496	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.872	$18.075	$14.302	$12.813	$15.019	$13.565	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.938	$14.214	$12.754	$14.972	$13.542	$10.494	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.718	$17.938	$14.214	$12.754	$14.972	$13.542	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

88

BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501	$10.573
Accumulation Unit Value at end of period	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531	$12.918	$12.123	$11.501
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	3	6	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.735	$11.969	$10.582	$10.521	$9.234	$7.455	$12.806	$12.036	$11.436	$10.529
Accumulation Unit Value at end of period	$17.635	$15.735	$11.969	$10.582	$10.521	$9.234	$7.455	$12.806	$12.036	$11.436
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	2	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007	$11.414	$10.514
Accumulation Unit Value at end of period	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429	$12.769	$12.007	$11.414
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	9	9	10	12	8	8
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920	$11.349	$10.470
Accumulation Unit Value at end of period	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920	$11.349
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	5	8	8	9	15	39	41
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920	$11.349	$10.470
Accumulation Unit Value at end of period	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091	$7.354	$12.658	$11.920	$11.349
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	5	8	8	9	15	39	41
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558	$11.844	$11.293	$10.434
Accumulation Unit Value at end of period	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558	$11.844	$11.293
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	13	18	23	23	30	33	32	34
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558	$11.844	$11.293	$10.434
Accumulation Unit Value at end of period	$16.875	$15.110	$11.534	$10.232	$10.210	$8.992	$7.285	$12.558	$11.844	$11.293
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	13	18	23	23	30	33	32	34
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260	$12.521	$11.815	$11.271	$10.419
Accumulation Unit Value at end of period	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957	$7.260	$12.521	$11.815	$11.271
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	3	3	3	3	3	3	6
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.853	$11.355	$10.089	$10.082	$8.892	$7.215	$12.456	$11.766	$11.235	$10.396
Accumulation Unit Value at end of period	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892	$7.215	$12.456	$11.766	$11.235
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	7	9	9	8	9	11	10
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420	$11.737	$11.214	$10.381
Accumulation Unit Value at end of period	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420	$11.737	$11.214
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	1	1	3	7	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420	$11.737	$11.214	$10.381

89

Accumulation Unit Value at end of period	$16.457	$14.766	$11.294	$10.039	$10.037	$8.858	$7.190	$12.420	$11.737	$11.214
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	1	1	3	7	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.394	$16.371	$14.561	$14.565	$12.859	$10.444	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.833	$21.394	$16.371	$14.561	$14.565	$12.859	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.546	$11.142	$9.920	$9.932	$8.778	$7.137	$12.346	$11.685	$11.180	$10.366
Accumulation Unit Value at end of period	$16.188	$14.546	$11.142	$9.920	$9.932	$8.778	$7.137	$12.346	$11.685	$11.180
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.231	$16.271	$14.493	$14.519	$12.838	$10.443	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.616	$21.231	$16.271	$14.493	$14.519	$12.838	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.177	$16.238	$14.471	$14.504	$12.831	$10.442	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.544	$21.177	$16.238	$14.471	$14.504	$12.831	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (2)
	(3)	(b) Form of Dealer Agreement. (3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(4)	(b) Principal First (7)
	(4)	(c) Optional Death Benefit Enhancement Rider (7)
	(5)	Form of Application. (4)
	(6)	(a) Certificates of Incorporation of Hartford. (5)
	(6)	(b) Amended and Restated Bylaws of Hartford. (8)
(7)
Reinsurance Agreements and Amendments
(a) AXA Corporate Solutions Life Reinsurance Company (HLA -- October 1, 2000) (7)
(b) Transamerica Financial Life Insurance Company (7)
(c) ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (7)

(8)
Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds (7)
(b) American Funds Insurance Series (7)
(c) Franklin Templeton Variable Insurance Products Trust (7)
(d) Hartford Series Fund, Inc. (7)
(e) MFS Variable Insurance Trust (7)
(f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (6)
(g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (6)

	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial Statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3)	Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4)	Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-40410, filed on September 6, 2000.

(5)	Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6)	Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(7)	Incorporated by reference Post-Effective Amendment No. 26 to the Registration Statement on Form N-4, File No. 333-40410, filed on April 23, 2012.

(8)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas S. Barnes	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Richard G. Costello	Assistant General Counsel and Senior Vice President
George Eknaian	Chief Actuary, Senior Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Alan J. Kreczko (1)	Executive Vice President, General Counsel
Lisa S. Levin (1)	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Mark J. Niland (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)	Senior Vice President
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*	Denotes Board of Directors.

(1)	Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 28, 2015, there were 144,986 Contract Owners.
ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS

(a)	HSD acts as principal underwriter for the following investment companies:
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b)	Directors and Officers of HSD
POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer

Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman                Senior Vice President, Director of Taxes
Andrew Diaz-Matos                Vice President
Donald C. Hunt                Vice President
Mark M. Sosha                Vice President
Jane Krajewski                Director
Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)	Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)	Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)	Address: One Hartford Plaza, Hartford, CT 06155
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.
ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.
ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 22, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	April 22, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney